Prospectus	February 1, 2014
Thornburg Retirement Plan Shares As revised February 28, 2014

Thornburg Limited Term U.S. Government Fund	Thornburg Core Growth Fund
(“Government Fund”)	(“Growth Fund”)
Class R3: LTURX	Class R3: THCRX
Class R4: LTUGX	Class R4: TCGRX
Class R5: LTGRX	Class R5: THGRX

Thornburg Limited Term Income Fund	Thornburg International Growth Fund
(“Income Fund”)	(“International Growth Fund”)
Class R3: THIRX	Class R3: TIGVX
Class R4: THRIX	Class R4: TINVX
Class R5: THRRX	Class R5: TINFX
Class R6: THGIX

Thornburg Strategic Income Fund
(“Strategic Income Fund”)	Thornburg Investment Income Builder Fund
Class R3: TSIRX	(“Income Builder Fund”)
Class R4: TSRIX	Class R3: TIBRX
Class R5: TSRRX	Class R4: TIBGX
Class R5: TIBMX

Thornburg Value Fund
(“Value Fund”)	Thornburg Global Opportunities Fund
Class R3: TVRFX	(“Global Opportunities Fund”)
Class R4: TVIRX	Class R3: THORX
Class R5: TVRRX	Class R4: THOVX
Class R5: THOFX

Thornburg International Value Fund
(“International Value Fund”)	Thornburg Developing World Fund
Class R3: TGVRX	(“Developing World Fund”)
Class R4: THVRX	Class R5: THDRX
Class R5: TIVRX	Class R6: TDWRX
Class R6: TGIRX

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

Government Fund
3	Fund Summary
Investment Goal
Fees and Expenses of the Fund
Principal Investment Strategies
Principal Investment Risks
Past Performance of the Fund
Management

Income Fund
6	Fund Summary
Investment Goal
Fees and Expenses of the Fund
Principal Investment Strategies
Principal Investment Risks
Past Performance of the Fund
Management

Strategic Income Fund
9	Fund Summary
Investment Goal
Fees and Expenses of the Fund
Principal Investment Strategies
Principal Investment Risks
Past Performance of the Fund
Management

Value Fund
13	Fund Summary
Investment Goal
Fees and Expenses of the Fund
Principal Investment Strategies
Principal Investment Risks
Past Performance of the Fund
Management

International Value Fund
16	Fund Summary
Investment Goal
Fees and Expenses of the Fund
Principal Investment Strategies
Principal Investment Risks
Past Performance of the Fund
Management

Growth Fund
20	Fund Summary
Investment Goal
Fees and Expenses of the Fund
Principal Investment Strategies
Principal Investment Risks
Past Performance of the Fund
Management

International Growth Fund
23	Fund Summary
Investment Goal
Fees and Expenses of the Fund
Principal Investment Strategies
Principal Investment Risks
Past Performance of the Fund
Management

Income Builder Fund
27	Fund Summary
Investment Goal
Fees and Expenses of the Fund
Principal Investment Strategies
Principal Investment Risks
Past Performance of the Fund
Management

Global Opportunities Fund
31	Fund Summary
Investment Goal
Fees and Expenses of the Fund
Principal Investment Strategies
Principal Investment Risks
Past Performance of the Fund
Management

Developing World Fund
34	Fund Summary
Investment Goal
Fees and Expenses of the Fund
Principal Investment Strategies
Principal Investment Risks
Past Performance of the Fund
Management
37	Summary of Other Important Information Respecting Fund Shares
Purchase and Sale of Fund Shares
Tax Information
Payments to Broker-Dealers and Other Financial Intermediaries
38	Additional Information About Fund Investment Goals and Strategies, and Risks of Fund Investment Strategies
45	Buying Fund Shares
46	Selling Fund Shares
46	Investor Services
47	Transaction Details
49	Dividends and Distributions
50	Taxes
50	Organization of the Funds
50	Investment Advisor
53	Trustees
53	Financial Highlights

Fund Summary	Government Fund

Investment Goal

The primary goal of Government Fund is to provide as high a level of current income as is consistent, in the view of the Fund’s investment advisor, with safety of capital. As a secondary goal, the Fund seeks to reduce changes in its share price compared to longer term portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

	Class R3	Class R4	Class R5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none

Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	none	none

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class R3	Class R4		Class R5
Management Fees	0.38%	0.38%		0.38%
Distribution and Service (12b-1) Fees	0.50%	0.25%		0.00%
Other Expenses	0.39%	0.50%	(1)	0.50%	(2)

Total Annual Fund Operating Expenses	1.27%	1.13%		0.88%
Fee Waiver/Expense Reimbursement(3)	(0.28)%	(0.14)%		(0.21)%

Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.99%	0.99%		0.67%

(1)	Other expenses are estimated for the current fiscal year.

(2)	For the most recent fiscal year, the Fund had nominal Class R5 assets, and the actual expense ratio for that class (7.28%) bears no relation to the expected ratio when the class has an expected level of assets. Therefore, other expenses are estimated for the current period.

(3)	Thornburg Investment Management, Inc. (“Thornburg”) and/or Thornburg Securities Corporation (“TSC”) have contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R3, Class R4, and Class R5 expenses do not exceed 0.99%, 0.99%, and 0.67%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg or TSC before February 1, 2015, unless Thornburg or TSC ceases to be the investment advisor or distributor of the Fund prior to that date. Thornburg and TSC retain the ability to be repaid by the Fund for fee waivers and expense reimbursements during a fiscal year if Fund expenses fall below the relevant percentage threshold before the end of that fiscal year.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R3 Shares	$101	$375	$670	$1,509
Class R4 Shares	$101	$345	$609	$1,362
Class R5 Shares	$68	$260	$467	$1,065

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12.18% of the average value of its portfolio.

Principal Investment Strategies

Thornburg Investment Management, Inc. (“Thornburg”) actively manages the Fund’s portfolio in pursuing the Fund’s investment goals. While Thornburg follows domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt obligations, and other factors, the Fund’s investments are determined by individual security analysis. The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short-term trading on market fluctuations. However, it may dispose of any security before its scheduled maturity to enhance income or reduce loss, to change the portfolio’s average maturity, or to otherwise respond to market conditions.

Government Fund invests at least 80% of its assets in U.S. Government Securities. For this purpose, “U.S. Government Securities” means:

Securities backed by the full faith and credit of the U.S. government, including direct obligations of the U.S. Treasury (such as U.S. Treasury Bonds) and obligations of U.S. government agencies and instrumentalities which are guaranteed by the U.S. Treasury (such as “Ginnie Mae” mortgage-backed certificates issued by the Government National Mortgage Association).

Securities issued or guaranteed by U.S. government agencies, instrumentalities or sponsored enterprises, but which are not backed by the full faith and credit of the

Government Fund

U.S. government. These securities include mortgage-backed certificates, collateralized mortgage obligations (“CMOs”), and debentures issued by “Freddie Mac” (Federal Home Loan Mortgage Corporation) and “Fannie Mae” (Federal National Mortgage Association).

U.S. Government Securities include for this purpose repurchase agreements secured by the securities described above, and participations having economic characteristics similar to those securities. “Participations” are undivided interests in pools of securities where the underlying credit support passes through to the participants.

Because the magnitude of changes in the value of interest-bearing obligations is greater for obligations with longer terms given an equivalent change in interest rates, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighted average maturity or expected life of normally less than five years. There is no limitation on the maturity of any specific security the Fund may purchase, and the Fund may sell any security before it matures. The Fund also attempts to reduce changes in share value through credit analysis, selection and diversification.

Principal Investment Risks

Although the Fund may acquire obligations issued or guaranteed by the U.S. government and its agencies, instrumentalities and enterprises, neither the Fund’s net asset value nor its dividends are guaranteed by the U.S. government. An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares and its dividends may fluctuate from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. If your sole objective is preservation of capital, then the Fund may not be suitable for you because the Fund’s share value will fluctuate, including as interest rates change. Investors whose sole objective is preservation of capital may wish to consider a high quality money market fund. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term obligations. This effect is also typically more pronounced for the Fund’s investment in mortgage- and other asset-backed securities, the value of which may fluctuate more significantly in response to interest rate changes. When interest rates decrease, the Fund’s dividends may decline.

Prepayment Risk – When market interest rates decline, certain debt obligations held by the Fund may be repaid more quickly than anticipated, requiring the Fund to reinvest the proceeds of those repayments in obligations which bear a lower interest rate. Conversely, when market interest rates increase, certain debt obligations held by the Fund may be repaid more slowly than anticipated, causing assets of the Fund to remain invested in relatively lower yielding obligations. These risks may be more pronounced for the Fund’s investments in mortgage-backed and asset-backed securities.

Credit Risk – All securities owned by the Fund may be subject to default, delays in payment, adverse legislation or other government action, or could be downgraded by ratings agencies, reducing the value of the Fund’s shares. Securities backed by the full faith and credit of the U.S. government, such as U.S. Treasury obligations, are commonly regarded as having small exposure to credit risk. Obligations of certain U.S. government agencies, instrumentalities and government-sponsored enterprises (sometimes referred to as “agency obligations”) are not direct obligations of the United States, may not be backed by the full faith and credit of the U.S. government, and may have a greater exposure to credit risk. Although the U.S. government is required by law to provide credit support for some agency obligations, there is no assurance that the U.S. government would provide financial support for any such obligation on a default by the issuing agency, instrumentality or enterprise in the absence of a legal requirement to do so. As of the date of this Prospectus, securities backed by the full faith and credit of the U.S. government, and securities of U.S. government agencies, instrumentalities and enterprises which may be purchased by the Fund are rated “Aaa” by Moody’s Investors Services or “AA+” by Standard and Poor’s Corporation. Ratings agencies may reduce the ratings of any securities in the future.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. For example, a fall in worldwide demand for U.S. government securities or general economic decline could lower the value of those securities.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the obligations promptly, or may only be able to sell obligations at less than desired prices.

Government Fund

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page 38.

Past Performance of the Fund

The following information provides some indication of the risks of investing in Government Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class R3 shares have been different in each full year shown. The average annual total return figures compare Class R3, Class R4, and Class R5 share performance to the Barclays Intermediate Government Bond Index, a broad measure of market performance. Class R4 shares were first offered to investors on February 1, 2014. The investment returns shown for Class R4 shares are the returns for Class R3 shares. Each of the share classes would have substantially similar investment performance because they represent investments in the same portfolio of securities, and the returns would differ only to the extent the classes have different levels of expenses. Because the expense ratio of Class R3 shares is higher than the expected expense ratio for Class R4 shares, returns for Class R4 shares would be higher. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2013. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.

Annual Total Returns – Class R3 Shares

Highest quarterly results for time period shown: 3.46%

(quarter ended 12-31-08).

Lowest quarterly results for time period shown: -2.42%

(quarter ended 6-30-04).

Average Annual Total Returns (periods ended 12-31-13)

Class R3 Shares	1 Year	5 Years	10 Years
Return Before Taxes	-1.96%	2.17%	2.98%
Return After Taxes on Distributions	-2.72%	1.19%	1.96%
Return After Taxes on Distributions and Sale of Fund Shares	-1.10%	1.33%	1.94%
Barclays Intermediate Government Bond Index (reflects no deduction for fees, expenses, or taxes)	-1.25%	2.20%	3.74%

Class R4 Shares	1 Year*	5 Years*	10 Years*
Return Before Taxes	-1.96%	2.17%	2.98%

Barclays Intermediate Government Bond Index (reflects no deduction for fees, expenses, or taxes)	-1.25%	2.20%	3.74%

Class R5 Shares	1 Year	Since Inception (5-1-12)
Return Before Taxes	-1.65%	-0.20%

Barclays Intermediate Government Bond Index (reflects no deduction for fees, expenses, or taxes)	-1.25%	-0.04%

*	The returns shown are for Class R3 shares.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts

Management

Investment Advisor: Thornburg Investment Management, Inc.

Portfolio Manager: Jason Brady, CFA, a managing director of Thornburg, has been the Fund’s portfolio manager since 2007.

For important information about the purchase and sale of Fund shares, the taxation of distributions by the Fund, and financial intermediary compensation, please turn to “Summary of Other Important Information Respecting Fund Shares” on page 37 of this Prospectus.

Fund Summary	Income Fund

Investment Goal

The primary goal of Income Fund is to provide as high a level of current income as is consistent, in the view of the Fund’s investment advisor, with safety of capital. As a secondary goal, the Fund seeks to reduce changes in its share prices compared to longer term portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

	Class R3	Class R4	Class R5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none

Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	none	none

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class R3	Class R4		Class R5
Management Fees	0.42%	0.42%		0.42%
Distribution and Service (12b-1) Fees	0.50%	0.25%		0.00%
Other Expenses	0.22%	0.50%	(1)	0.59%

Total Annual Fund Operating Expenses	1.14%	1.17%		1.01%
Fee Waiver/Expense Reimbursement(2)	(0.15)%	(0.18)%		(0.34)%

Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.99%	0.99%		0.67%

(1)	Other expenses are estimated for the current fiscal year.

(2)	Thornburg Investment Management, Inc. (“Thornburg”) and/or Thornburg Securities Corporation (“TSC”) have contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R3, Class R4, and Class R5 expenses do not exceed 0.99%, 0.99%, and 0.67%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg or TSC before February 1, 2015, unless Thornburg or TSC ceases to be the investment advisor or distributor of the Fund prior to that date. Thornburg and TSC retain the ability to be repaid by the Fund for fee waivers and expense reimbursements during a fiscal year if Fund expenses fall below the relevant percentage threshold before the end of that fiscal year.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R3 Shares	$101	$347	$613	$1,373
Class R4 Shares	$101	$354	$626	$1,404
Class R5 Shares	$68	$288	$525	$1,205

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36.66% of the average value of its portfolio.

Principal Investment Strategies

Thornburg Investment Management, Inc. (“Thornburg”) actively manages the Fund’s portfolio in pursuing the Fund’s investment goals. While Thornburg follows domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt obligations, and other factors, the Fund’s investments are determined by individual security analysis. The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short-term trading on market fluctuations. However, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio’s average maturity, or to otherwise respond to current market conditions.

The Fund invests at least 65% of its net assets in (i) obligations of the U.S. government, its agencies and instrumentalities, and (ii) debt obligations rated at the time of purchase in one of the three highest ratings of Standard & Poor’s Corporation (AAA, AA or A) or Moody’s Investors Services, Inc. (Aaa, Aa or A) or, if no credit rating is available, judged to be of comparable quality by Thornburg. The Fund will not invest in any debt obligation rated at the time of purchase lower than BBB by Standard & Poor’s or Baa by Moody’s or of equivalent quality as determined by Thornburg. The Fund may purchase debt obligations such as corporate debt obligations, mortgage-backed securities, other asset-backed securities, municipal securities, and commercial paper and bankers’ acceptances. The Fund may purchase foreign securities of the same types and quality as the domestic securities it purchases when Thornburg believes these investments are consistent with the Fund’s objectives.

6

Income Fund

Because the magnitude of changes in the value of interest-bearing obligations is greater for obligations with longer terms given an equivalent change in interest rates, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighted average maturity or expected life normally of less than five years. There is no limitation on the maturity of any specific security the Fund may purchase, and the Fund may sell any security before it matures. The Fund also attempts to reduce changes in share value through credit analysis, selection and diversification.

Principal Investment Risks

Although the Fund may acquire obligations issued or guaranteed by the U.S. government and its agencies, instrumentalities and enterprises, neither the Fund’s net asset value nor its dividends are guaranteed by the U.S. government. An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares and its dividends may fluctuate from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. If your sole objective is preservation of capital, then the Fund may not be suitable for you because the Fund’s share value will fluctuate, including as interest rates change. Investors whose sole objective is preservation of capital may wish to consider a high quality money market fund. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term obligations. This effect is also typically more pronounced for the Fund’s investment in mortgage- and other asset-backed securities, the value of which may fluctuate more significantly in response to interest rate changes. When interest rates decrease, the Fund’s dividends may decline.

Prepayment Risk – When market interest rates decline, certain debt obligations held by the Fund may be repaid more quickly than anticipated, requiring the Fund to reinvest the proceeds of those repayments in obligations which bear a lower interest rate. Conversely, when market interest rates increase, certain debt obligations held by the Fund may be repaid more slowly than anticipated, causing assets of the Fund to remain invested in relatively lower yielding obligations.

These risks may be more pronounced for the Fund’s investments in mortgage-backed and asset-backed securities.

Credit Risk – All securities owned by the Fund may be subject to default, delays in payment, adverse legislation or other government action, or could be downgraded by ratings agencies, reducing the value of the Fund’s shares. Securities backed by the full faith and credit of the U.S. government, such as U.S. Treasury obligations, are commonly regarded as having small exposure to credit risk. Obligations of certain U.S. government agencies, instrumentalities and government sponsored enterprises (sometimes referred to as “agency obligations”) are not direct obligations of the United States, may not be backed by the full faith and credit of the U.S. government, and may have a greater exposure to credit risk. Although the U.S. government is required by law to provide credit support for some agency obligations, there is no assurance that the U.S. government would provide financial support for any such obligation on a default by the issuing agency, instrumentality or enterprise in the absence of a legal requirement to do so. As of the date of this Prospectus, securities backed by the full faith and credit of the U.S. government, and securities of U.S. government agencies, instrumentalities and enterprises which may be purchased by the Fund, are rated “Aaa” by Moody’s Investors Services or “AA+” by Standard and Poor’s Corporation. Ratings agencies may reduce the ratings of any securities in the future. Lower-rated or unrated obligations held by the Fund may have, or may be perceived to have, greater risk of default and ratings downgrades.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. For example, a fall in worldwide demand for U.S. government securities or general economic decline could lower the value of those securities.

Foreign Investment Risk – Investments in the debt obligations of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the obligations promptly, or may only be able to sell obligations at less than desired prices.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page 38.

7

Income Fund

Past Performance of the Fund

The following information provides some indication of the risks of investing in Income Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class R3 shares have been different in each full year shown. The average annual total return figures compare Class R3, Class R4, and Class R5 share performance to the Barclays Intermediate Government/ Credit Bond Index, a broad measure of market performance. Class R4 shares were first offered to investors on February 1, 2014. The investment returns shown for Class R4 shares are the returns for Class R3 shares. Each of the share classes would have substantially similar investment performance because they represent investments in the same portfolio of securities, and the returns would differ only to the extent the classes have different levels of expenses. Because the expense ratio of Class R3 shares is higher than the expected expense ratio for Class R4 shares, returns for Class R4 shares would be higher. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2013. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.

Annual Total Returns – Class R3 Shares

Highest quarterly results for time period shown: 6.67%

(quarter ended 6-30-09).

Lowest quarterly results for time period shown: -2.73%

(quarter ended 9-30-08).

Average Annual Total Returns (periods ended 12-31-13)

Class R3 Shares	1 Year	5 Years	10 Years
Return Before Taxes	-0.27%	6.86%	4.36%

Return After Taxes on Distributions	-1.48%	5.44%	2.94%

Return After Taxes on Distributions and Sale of Fund Shares	-0.04%	4.85%	2.86%

Barclays Intermediate Govt/Credit Index (reflects no deduction for fees, expenses, or taxes)	-0.86%	3.96%	4.09%
Class R4 Shares	1 Year*	5 Years*	10 Years*
Return Before Taxes	-0.27%	6.86%	4.36%

Barclays Intermediate Govt/Credit Index (reflects no deduction for fees, expenses, or taxes)	-0.86%	3.96%	4.09%
Class R5 Shares	1 Year	Since Inception (5-1-12)
Return Before Taxes	0.13%	2.70%

Barclays Intermediate Govt/Credit Index (reflects no deduction for fees, expenses, or taxes)	-0.86%	0.86%

*	The returns shown are for Class R3 shares.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Thornburg Investment Management, Inc.

Co-Portfolio Managers:

Jason Brady, CFA, a managing director of Thornburg, has been one of the persons primarily responsible for management of the Fund since 2007.

Lon Erickson, CFA, a managing director of Thornburg, has been one of the persons primarily responsible for management of the Fund since 2010.

For important information about the purchase and sale of Fund shares, the taxation of distributions by the Fund, and financial intermediary compensation, please turn to “Summary of Other Important Information Respecting Fund Shares” on page 37 of this Prospectus.

8

Fund Summary	Strategic Income Fund

Investment Goal

The Fund’s primary investment goal is to seek a high level of current income. The Fund’s secondary investment goal is some long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

	Class R3	Class R4	Class R5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none

Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	none	none

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class R3		Class R4		Class R5
Management Fees	0.75%		0.75%		0.75%
Distribution and Service (12b-1) Fees	0.50%		0.25%		0.00%
Other Expenses	0.47%	(1)	0.50%	(2)	0.44%	(1)

Total Annual Fund Operating Expenses	1.72%		1.50%		1.19%
Fee Waiver/Expense Reimbursement(3)	(0.47)%		(0.25)%		(0.20)%

Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.25%		1.25%		0.99%

(1)	For the most recent fiscal year, the Fund had nominal Class R3 and Class R5 assets, and the actual expense ratio for those classes (32.64% and 227.33%, respectively) bear no relation to the expected ratios when those classes have an expected level of assets. Therefore, other expenses are estimated for the current period. The estimated other expenses also include “Acquired Fund Fees and Expenses,” which are fees and expenses incurred indirectly by the Fund through the Fund’s investment in other investment companies. Those expenses were less than 0.01% for the fiscal year ended September 30, 2013. The Fund had no investments in other investment companies at September 30, 2013.

(2)	Other expenses are estimated for the current fiscal year.

(3)	Thornburg Investment Management, Inc. (“Thornburg”) and/or Thornburg Securities Corporation (“TSC”) have contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R3, Class R4, and Class R5 expenses do not exceed 1.25%, 1.25%, and 0.99%, respectively, not including the effects of Acquired Fund Fees and Expenses. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg or TSC before February 1, 2015, unless Thornburg or TSC ceases to be the investment advisor or distributor of the Fund prior to that date. Thornburg and TSC retain the ability to be repaid by the Fund for fee waivers and expense reimbursements during a fiscal year if Fund expenses fall below the relevant percentage threshold before the end of that fiscal year.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R3 Shares	$127	$496	$889	$1,991
Class R4 Shares	$127	$450	$795	$1,769
Class R5 Shares	$101	$358	$635	$1,425

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 76.47% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment goals by investing in a broad range of income-producing investments from throughout the world, primarily including debt obligations and income-producing stocks. The Fund expects, under normal conditions, to invest a majority of its assets in the debt obligations described below, but the relative proportions of the Fund’s investments in debt obligations and in income producing stocks can be expected to vary over time.

The Fund may invest in debt obligations of any kind, of any quality, and of any maturity. The Fund expects, under normal conditions, to select a majority of its investments from among the following types of debt obligations:

•	bonds and other debt obligations issued by domestic and foreign companies of any size (including lower-rated “high yield” or “junk” bonds)

•	mortgage-backed securities and other asset-backed securities

•	convertible debt obligations

•	obligations issued by foreign governments (including developing countries)

•	collateralized mortgage obligations (“CMOs”), collateralized debt obligations (“CDOs”), collateralized bond

Strategic Income Fund

obligations (“CBOs”), collateralized loan obligations (“CLOs”), and other structured finance arrangements

•	obligations of the U.S. government and its agencies and sponsored enterprises

•	other derivative instruments and structured notes

•	zero coupon bonds and “stripped” securities

•	taxable municipal obligations and participations in municipal obligations

The Fund may invest in any stock or other equity security which the investment advisor believes may assist the Fund in pursuing its investment goals, including primarily income producing common and preferred stocks issued by domestic and foreign companies of any size (including smaller companies with market capitalizations of less than $500 million, and companies in developing countries), and also including publicly traded real estate investment trusts and other equity trusts and partnership interests. The Fund expects that its equity investments will be weighted in favor of companies that pay dividends or other current income.

The Fund’s investments are determined by individual issuer and industry analysis. Investment decisions are based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt and equity securities, and analysis of specific issuers. The Fund ordinarily acquires and holds debt obligations for investment rather than for realization of gains by short-term trading on market fluctuations. However, the Fund may dispose of any such investment prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio’s average maturity, or otherwise to respond to market conditions.

Principal Investment Risks

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares and its dividends may fluctuate from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund. Please note that because the Fund’s objective is to provide high current income, the Fund invests with an emphasis on income, rather than stability of net asset value.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term obligations. This effect is also typically more pronounced for mortgage- and other asset-backed securities, the value of which may fluctuate more significantly in response to interest rate changes. When interest rates decrease, the Fund’s dividends may decline.

Prepayment Risk – When market interest rates decline, certain debt obligations held by the Fund may be repaid more quickly than anticipated, requiring the Fund to reinvest the proceeds of those repayments in obligations which bear a lower interest rate. Conversely, when market interest rates increase, certain debt obligations held by the Fund may be repaid more slowly than anticipated, causing assets of the Fund to remain invested in relatively lower yielding obligations. These risks may be more pronounced for the Fund’s investments in mortgage-backed and asset-backed securities.

Credit Risk – If obligations held by the Fund are downgraded by ratings agencies or go into default, or if management action, legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those obligations may decline and the Fund’s share value and the dividends paid by the Fund may be reduced. Because the ability of an issuer of a lower-rated or unrated obligation to pay principal and interest when due is typically less certain than for an issuer of a higher-rated obligation, lower-rated and unrated obligations are generally more vulnerable than higher-rated obligations to default, to ratings downgrades, and to liquidity risk. Debt obligations backed by so-called “subprime” mortgages may also be subject to a greater risk of default or downgrade. Debt obligations issued by the U.S. government or its agencies, instrumentalities and government sponsored enterprises are also subject to credit risk. Securities backed by the full faith and credit of the U.S. government, such as U.S. Treasury obligations, are commonly regarded as having small exposure to credit risk. Obligations of certain U.S. agencies, instrumentalities and enterprises (sometimes referred to as “agency obligations”) are not direct obligations of the U.S. government, may not be backed by the full faith and credit of the U.S. government, and may have a greater exposure to credit risk.

High Yield Risk – Debt obligations that are rated below investment grade and unrated obligations of similar credit quality (commonly referred to as “junk” or “high yield” bonds) may have a substantial risk of loss. These obligations are generally considered to be speculative with respect to the issuer’s ability to pay interest and principal when due. These obligations may be subject to greater price volatility than investment grade obligations, and their prices may decline

Strategic Income Fund

significantly in periods of general economic difficulty or in response to adverse publicity, changes in investor perceptions or other factors. These obligations may also be subject to greater liquidity risk.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. This effect is typically more pronounced for lower-rated and unrated debt obligations (including particularly “junk” or “high yield” bonds), the value of which may fluctuate more significantly in response to poor economic growth or other changes in market conditions, political, economic and legal developments. The market value of any zero coupon bonds or “stripped” securities that the Fund may purchase will typically be more volatile than the value of a comparable, interest-paying bond. Additionally, zero coupon bonds and “stripped” securities are subject to the risk that the Fund may have to recognize income on its investment and make distributions to shareholders before it has received any cash payments on its investment.

Risks Affecting Specific Issuers – The value of a debt obligation or equity security may decline in response to developments affecting the specific issuer of the obligation or security, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the investments promptly, or may only be able to sell investments at less than desired prices. The market for lower-rated and unrated debt obligations (including particularly “junk” or “high yield” bonds) and debt obligations backed by so-called “subprime” mortgages may be less liquid than the market for other obligations, making it difficult for the Fund to value its investment in a lower-rated or unrated obligation or to sell the investment in a timely manner or at an acceptable price.

Smaller Company Risk – Investments in smaller companies may involve additional risks because of limited product lines, limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling the investments.

Foreign Investment Risk – Investments in the equity securities or debt obligations of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection. These risks may be more pronounced for investments in developing countries. In addition, some foreign government debt obligations may be subject to default, delays in payment, adverse legislation or government action, or could be downgraded by ratings agencies.

Structured Products Risk – The Fund’s investments in structured finance arrangements, including CMOs, CDOs, CBOs and CLOs, involve the risks associated with the underlying pool of securities or other assets, and also may involve risks different or greater than the risks affecting the underlying assets. In particular, these investments may be less liquid than other debt obligations, making it difficult for the Fund to value its investment or sell the investment in a timely manner or at an acceptable price.

Derivatives Risk – The Fund’s investments in derivatives involve the risks associated with the securities or other assets underlying the derivatives, and also may involve risks different or greater than the risks affecting the underlying assets, including the inability or unwillingness of the other party to a derivative to perform its obligations to the Fund, the Fund’s inability or delays in selling or closing positions in derivatives, and difficulties in valuing derivatives.

Real Estate Risk – The Fund’s investments in real estate investment trusts (“REITs”) are subject to risks affecting real estate investments generally (including market conditions, competition, property obsolescence, changes in interest rates and casualty to real estate), as well as risks specifically affecting REITs (the quality and skill of REIT management and the internal expenses of the REIT).

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page 38.

Past Performance of the Fund

The following information provides some indication of the risks of investing in Strategic Income Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows the annual total return for Class R3 shares in the one full year shown. The average annual total return figures compare Class R3, Class R4, and Class R5 share performance to the Barclays U.S. Universal Index, a broad measure of market performance, and to a Blended Benchmark comprised of 80% Barclays U.S. Aggregate Bond Index, which represents a broad measure of bond market performance, and 20% MSCI World Index, which represents a broad measure of equity market performance in developed markets. Class R4 shares were first offered to investors on February 1, 2014. The investment returns shown for Class R4 shares are the returns for Class R3 shares. Each of the share classes would have substantially similar investment performance because they

Strategic Income Fund

represent investments in the same portfolio of securities, and the returns would differ only to the extent the classes have different levels of expenses. Because the expense ratio of Class R3 shares is higher than the expected expense ratio for Class R4 shares, returns for Class R4 shares would be higher. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2013. Updated performance information may be obtained on the Thornburg website at www. thornburg.com or by calling 1-800-847-0200.

Annual Total Returns – Class R3 Shares

Highest quarterly results for time period shown: 3.16%

(quarter ended 3-31-13).

Lowest quarterly results for time period shown: -1.25%

(quarter ended 6-30-13).

Average Annual Total Returns (periods ended

12-31-13)

Class R3 Shares	1 Year	Since Inception (5-1-12)

Return Before Taxes	5.87%	7.48%

Return After Taxes on Distributions	2.77%	4.59%

Return After Taxes on Distributions and Sale of Fund Shares	3.54%	4.65%

Barclays U.S. Universal Index (reflects no deduction for fees, expenses, or taxes)	-1.35%	1.27%

Blended Benchmark (reflects no deduction for fees, expenses, or taxes)	3.23%	3.95%

Class R4 Shares	1 Year*	Since Inception (5-1-12)*

Return Before Taxes	5.87%	7.48%

Barclays U.S. Universal Index (reflects no deduction for fees, expenses, or taxes)	-1.35%	1.27%

Blended Benchmark (reflects no deduction for fees, expenses, or taxes)	3.23%	3.95%

Class R5 Shares	1 Year	Since Inception (5-1-12)

Return Before Taxes	6.15%	7.78%

Barclays U.S. Universal Index (reflects no deduction for fees, expenses, or taxes)	-1.35%	1.27%

Blended Benchmark (reflects no deduction for fees, expenses, or taxes)	3.23%	3.95%

*	The returns shown are for Class R3 shares.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Thornburg Investment Management, Inc.

Portfolio Manager:

Jason Brady, CFA, a managing director of Thornburg, has been a portfolio manager of the Fund since its inception.

For important information about the purchase and sale of Fund shares, the taxation of distributions by the Fund, and financial intermediary compensation, please turn to “Summary of Other Important Information Respecting Fund Shares” on page 37 of this Prospectus.

Fund Summary	Value Fund

Investment Goal

The Fund seeks long-term capital appreciation by investing in equity and debt securities of all types. The secondary, non-fundamental goal of the Fund is to seek some current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

	Class R3	Class R4	Class R5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none

Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	none	none

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class R3	Class R4	Class R5
Management Fees	0.76%	0.76%	0.76%
Distribution and Service (12b-1) Fees	0.50%	0.25%	0.00%
Other Expenses	0.52%	0.66%	0.61%

Total Annual Fund Operating Expenses	1.78%	1.67%	1.37%
Fee Waiver/Expense Reimbursement(1)	(0.43)%	(0.42)%	(0.38)%

Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.35%	1.25%	0.99%

(1)	Thornburg Investment Management, Inc. (“Thornburg”) and/or Thornburg Securities Corporation (“TSC”) have contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R3, Class R4 and Class R5 expenses do not exceed 1.35%, 1.25%, and 0.99%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg or TSC before February 1, 2015, unless Thornburg or TSC ceases to be the investment advisor or distributor of the Fund prior to that date. Thornburg and TSC retain the ability to be repaid by the Fund for fee waivers and expense reimbursements during a fiscal year if Fund expenses fall below the relevant percentage threshold before the end of that fiscal year.

Example. This Example is intended to help you compare the cost of investing in Value Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R3 Shares	$137	$518	$924	$2,059
Class R4 Shares	$127	$486	$868	$1,941
Class R5 Shares	$101	$396	$714	$1,613

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 61.50% of the average value of its portfolio.

Principal Investment Strategies

The Fund expects to invest primarily in domestic equity securities (primarily common stocks) selected on a value basis. However, the Fund may own a variety of securities, including foreign equity securities, partnership interests and foreign and domestic debt obligations which, in the opinion of the Fund’s investment advisor, Thornburg Investment Management, Inc. (“Thornburg”), offer prospects for meeting the Fund’s investment goals.

Thornburg intends to invest on an opportunistic basis where the Fund’s portfolio managers believe intrinsic value is not recognized by the marketplace. The Fund seeks to identify value in a broad or different context by investing in a diversified portfolio of stocks classified as basic values, consistent earners, and emerging franchises, when the portfolio managers believe these issues are value priced. The relative proportions of securities invested in each of those categories will vary over time. The Fund seeks to invest in promising companies, and may invest in stocks that reflect unfavorable market perceptions of the company or industry fundamentals. The Fund may invest in companies of any size, but invests primarily in the large and middle capitalization range of publicly traded companies.

Thornburg primarily uses individual issuer and industry analysis to make investment decisions. Value, for purposes of the Fund’s selection criteria, may consider both current and projected measures. Among the specific factors considered by Thornburg in identifying securities for inclusion in the Fund are:

• profitability	• undervalued assets
• price/earnings ratio	• earnings growth potential
• price/book value ratio	• industry growth characteristics
• price/cash flow ratio	• industry leadership

Value Fund

• debt/capital ratio	• franchise value

• dividend characteristics	• potential for favorable developments

• security and consistency of revenues	• EBIT (earnings before interest and taxes)/ interest expense ratio

• EV (enterprise value)/EBITDA (earnings before interest, taxes, depreciation and amortization) ratio

The Fund classifies its equity investments in the following three categories:

Basic Value: Companies which, in Thornburg’s opinion, are financially sound with well established businesses selling at low valuations relative to the companies’ net assets or potential earning power.

Consistent Earner: Companies which normally exhibit steady earnings growth, cash flow characteristics and/or dividend growth. These companies may have above average profitability measures and normally sell at above average valuations.

Emerging Franchise: Companies which, in Thornburg’s opinion, are in the process of establishing a leading position in a product, service or market with the potential to grow at an above average rate. Under normal conditions, the proportion of the Fund invested in this category will be lower than the other categories.

The Fund selects foreign securities issued by companies domiciled in countries whose currencies are freely convertible into U.S. dollars, or in companies in other countries whose business is conducted primarily in U.S. dollars (which could include developing countries).

Debt obligations may be considered for investment if Thornburg believes them to be more attractive than equity alternatives, or to manage risk. The Fund may purchase debt obligations of any maturity and of any credit quality. There is no minimum credit quality or rating of debt obligation the Fund may purchase.

Principal Investment Risks

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares varies from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political and legal developments, and general market volatility.

Risks Affecting Specific Issuers – The value of an equity security or debt obligation may decline in response to developments affecting the specific issuer of the security or obligation, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Smaller Company Risk – Investments in smaller companies may involve additional risks because of limited product lines, limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling the investments.

Foreign Investment Risk – Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection. These risks may be more pronounced for investments in developing countries.

Credit Risk – If debt obligations held by the Fund are downgraded by ratings agencies or go into default, or if management action, legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those debt obligations may decline and the Fund’s share value and any dividends paid by the Fund may be reduced. Because the ability of an issuer of a lower-rated or unrated debt obligation (including particularly “junk” or “high yield” bonds) to pay principal and interest when due is typically less certain than for an issuer of a higher-rated debt obligation, lower-rated and unrated debt obligations are generally more vulnerable than higher-rated debt obligations to default, to ratings downgrades, and to liquidity risk.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments in debt obligations may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term debt obligations. Decreases in market interest rates may result in

14

Value Fund

prepayments of debt obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the investments promptly, or may only be able to sell investments at less than desired prices.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page 38.

Past Performance of the Fund

The following information provides some indication of the risks of investing in Value Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class R3 shares have been different in each full year shown. The average annual total return figures compare Class R3, Class R4 and Class R5 share performance to the Standard & Poor’s 500 Composite Index, a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2013. Updated performance information may be obtained on the Thornburg website at www.thornburg. com or by calling 1-800-847-0200.

Annual Total Returns – Class R3 Shares

Highest quarterly results for time period shown: 30.07%

(quarter ended 6-30-09).

Lowest quarterly results for time period shown: -22.51%

(quarter ended 9-30-11).

Average Annual Total Returns (periods ended 12-31-13)
Class R3 Shares	1 Year	5 Years	10 Years
Return Before Taxes	39.56%	16.17%	6.50%

Return After Taxes on Distributions	39.50%	16.02%	6.03%

Return After Taxes on Distributions and Sale of Fund Shares	22.39%	13.01%	5.16%

S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	32.39%	17.94%	7.41%
Class R4 Shares	1 Year	5 Years	Since Inception (2-1-07)
Return Before Taxes	39.69%	16.29%	3.45%

S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	32.39%	17.94%	5.98%
Class R5 Shares	1 Year	5 Years	Since Inception (2-1-05)
Return Before Taxes	40.04%	16.60%	7.10%

S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	32.39%	17.94%	7.39%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Thornburg Investment Management, Inc.

Co-Portfolio Managers:

Connor Browne, CFA, a managing director of Thornburg, has been one of the persons primarily responsible for management of the Fund since 2006.

Edward Maran, CFA, a managing director of Thornburg, has been one of the persons primarily responsible for management of the Fund since 2006. Effective April 1, 2014, Mr. Maran will conclude his service as co-portfolio manager for the Fund.

For important information about the purchase and sale of Fund shares, the taxation of distributions by the Fund, and financial intermediary compensation, please turn to “Summary of Other Important Information Respecting Fund Shares” on page 37 of this Prospectus.

Fund Summary	International Value Fund

Investment Goal

International Value Fund seeks long-term capital appreciation by investing in equity and debt securities of all types. The secondary, non-fundamental goal of the Fund is to seek some current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

	Class R3	Class R4	Class R5	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none	none

Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	none	none	none

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class R3	Class R4	Class R5	Class R6
Management Fees	0.68%	0.68%	0.68%	0.68%
Distribution and Service (12b-1) Fees	0.50%	0.25%	0.00%	0.00%
Other Expenses	0.39%	0.45%	0.32%	0.06%

Total Annual Fund Operating Expenses	1.57%	1.38%	1.00%	0.74%
Fee Waiver/Expense Reimbursement(1)	(0.12)%	(0.13)%	(0.01)%	–

Total Annual Fund Operating Expenses After Fee Waiver/ Expense Reimbursement	1.45%	1.25%	0.99%	0.74%

(1)	Thornburg Investment Management, Inc. (“Thornburg”) and/or Thornburg Securities Corporation (“TSC”) have contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R3, Class R4 and Class R5 expenses do not exceed 1.45%, 1.25% and 0.99%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg or TSC before February 1, 2015, unless Thornburg or TSC ceases to be the investment advisor or distributor of the Fund prior to that date. Thornburg and TSC retain the ability to be repaid by the Fund for fee waivers and expense reimbursements during a fiscal year if Fund expenses fall below the relevant percentage threshold before the end of that fiscal year.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R3 Shares	$148	$484	$844	$1,857
Class R4 Shares	$127	$424	$743	$1,646
Class R5 Shares	$101	$317	$551	$1,224
Class R6 Shares	$76	$237	$411	$918

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34.67% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in foreign securities or depository receipts of foreign securities. The Fund may invest in developing countries, but under normal conditions those investments are expected to comprise a smaller proportion of the Fund than investments in developed countries.

The Fund’s investment advisor, Thornburg Investment Management, Inc. (“Thornburg”), intends to invest on an opportunistic basis where the Fund’s portfolio managers believe intrinsic value is not recognized by the marketplace. The Fund seeks to identify value in a broad or different context by investing in a diversified portfolio of stocks classified as basic values, consistent earners, and emerging franchises, when the portfolio managers believe these issues are value priced. The relative proportions of securities invested in each of those categories will vary over time. The Fund seeks to invest in promising companies, and may invest in stocks that reflect unfavorable market perceptions of the company or industry fundamentals. The Fund may invest in companies of any size, but invests primarily in the large and middle capitalization range of publicly traded companies.

Thornburg primarily uses individual issuer and industry analysis to make investment decisions. Value, for purposes of the Fund’s selection criteria, may consider both current and projected measures. Among the specific factors considered by Thornburg in identifying securities for inclusion in the Fund are:

• profitability	• undervalued assets
• price/earnings ratio	• earnings growth potential
• price/book value ratio	• industry growth characteristics

International Value Fund

• price/cash flow ratio	• industry leadership

• debt/capital ratio	• franchise value

• dividend characteristics	• potential for favorable developments

• security and consistency of revenues	• EBIT (earnings before interest and taxes)/ interest expense ratio

• EV (enterprise value)/EBITDA (earnings before interest, taxes, depreciation and amortization) ratio

The Fund classifies its equity investments in the following three categories:

Basic Value: Companies which, in Thornburg’s opinion, are financially sound with well established businesses selling at low valuations relative to the companies’ net assets or potential earning power.

Consistent Earner: Companies which normally exhibit steady earnings growth, cash flow characteristics and/or dividend growth. These companies may have above average profitability measures and normally sell at above average valuations.

Emerging Franchise: Companies which, in Thornburg’s opinion, are in the process of establishing a leading position in a product, service or market with the potential to grow at an above average rate. Under normal conditions, the proportion of the Fund invested in this category will be lower than the other categories.

Debt obligations may be considered for investment if Thornburg believes them to be more attractive than equity alternatives, or to manage risk. The Fund may purchase debt obligations of any maturity and of any credit quality. There is no minimum credit quality or rating of debt obligation the Fund may purchase.

Principal Investment Risks

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares varies from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political and legal developments, and general market volatility.

Risks Affecting Specific Issuers – The value of an equity security or debt obligation may decline in response to developments affecting the specific issuer of the security or obligation, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Foreign Investment Risk – Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection. These risks may be more pronounced for investments in developing countries because the economies of those countries are usually less diversified, communications, transportation and economic infrastructures are less developed, and developing countries ordinarily have less established legal, political, business and social frameworks. At times the prices of equity securities or debt obligations of a developing country issuer may be extremely volatile. An issuer domiciled in a developed country may be similarly affected by these developing country risks to the extent that the issuer conducts a significant percentage of its business in developing countries.

Smaller Company Risk – Investments in smaller companies may involve additional risks because of limited product lines, limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling the investments.

Credit Risk – If debt obligations held by the Fund are downgraded by ratings agencies or go into default, or if management action, legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those debt obligations may decline and the Fund’s share value and any dividends paid by the Fund may be reduced. Because the ability of an issuer of a lower-rated or unrated debt obligation to pay principal and interest when due is typically less certain than for an issuer of a higher-rated debt obligation, lower-rated and unrated debt obligations are generally more vulnerable than higher-rated debt obligations to default, to ratings downgrades, and to liquidity risk.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments in debt obligations may decline and

17

International Value Fund

the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term debt obligations. Decreases in market interest rates may result in prepayments of debt obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the investments promptly, or may only be able to sell investments at less than desired prices.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page 38.

Past Performance of the Fund

The following information provides some indication of the risks of investing in International Value Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class R3 shares vary in each full year shown. The average annual total return figures compare Class R3, Class R4, Class R5 and Class R6 share performance to the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index and the MSCI All Country (AC) World ex-U.S. Index, each of which is a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2013. Updated performance information may be obtained on the Thornburg website at www. thornburg.com or by calling 1-800-847-0200.

Annual Total Returns – Class R3 Shares

Highest quarterly results for time period shown: 22.73%

(quarter ended 6-30-09).

Lowest quarterly results for time period shown: -20.95%

(quarter ended 9-30-11).

Average Annual Total Returns (periods ended 12-31-13)

Class R3 Shares	1 Year	5 Years	10 Years
Return Before Taxes	15.09%	11.33%	8.20%

Return After Taxes on Distributions	14.75%	11.01%	7.63%

Return After Taxes on Distributions and Sale of Fund Shares	8.52%	8.88%	6.58%

EAFE Index (reflects no deduction for fees, expenses, or taxes)	22.78%	12.44%	6.91%

MSCI AC World ex-U.S. Index (reflects no deduction for fees, expenses, or taxes)	15.78%	13.32%	8.04%
Class R4 Shares	1 Year	5 Years	Since Inception (2-1-07)
Return Before Taxes	15.30%	11.55%	3.48%

EAFE Index (reflects no deduction for fees, expenses, or taxes)	22.78%	12.44%	1.70%

MSCI AC World ex-U.S. Index (reflects no deduction for fees, expenses, or taxes)	15.78%	13.32%	2.60%
Class R5 Shares	1 Year	5 Years	Since Inception (2-1-05)
Return Before Taxes	15.63%	11.85%	7.99%

EAFE Index (reflects no deduction for fees, expenses, or taxes)	22.78%	12.44%	5.80%

MSCI AC World ex-U.S. Index (reflects no deduction for fees, expenses, or taxes)	15.78%	13.32%	6.92%

Class R6 Shares	1 Year	Since Inception (5-1-12)
Return Before Taxes	15.86%	12.23%

EAFE Index (reflects no deduction for fees, expenses, or taxes)	22.78%	18.41%

MSCI AC World ex-U.S. Index (reflects no deduction for fees, expenses, or taxes)	15.78%	13.73%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

International Value Fund

Management

Investment Advisor: Thornburg Investment Management, Inc.

Co-Portfolio Managers:

William V. Fries, CFA, a managing director of Thornburg, has been one of the persons primarily responsible for management of the Fund since its inception.

Lei Wang, CFA, a managing director of Thornburg, has been one of the persons primarily responsible for management of the Fund since 2006.

Wendy Trevisani, a managing director of Thornburg, has been one of the persons primarily responsible for management of the Fund since 2006. Effective April 1, 2014, Mrs. Trevisani will conclude her service as co-portfolio manager for the Fund.

For important information about the purchase and sale of Fund shares, the taxation of distributions by the Fund, and financial intermediary compensation, please turn to “Summary of Other Important Information Respecting Fund Shares” on page 37 of this Prospectus.

Fund Summary	Growth Fund

Investment Goal

The Fund seeks long-term growth of capital by investing in equity securities selected for their growth potential.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

	Class R3	Class R4	Class R5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none

Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	none	none

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class R3	Class R4	Class R5
Management Fees	0.86%	0.86%	0.86%
Distribution and Service (12b-1) Fees	0.50%	0.25%	0.00%
Other Expenses	0.43%	0.68%	0.26%

Total Annual Fund Operating Expenses	1.79%	1.79%	1.12%
Fee Waiver/Expense Reimbursement(1)	(0.29)%	(0.39)%	(0.13)%

Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.50%	1.40%	0.99%

(1)	Thornburg Investment Management, Inc. (“Thornburg”) and/or Thornburg Securities Corporation (“TSC”) have contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R3, Class R4 and Class R5 expenses do not exceed 1.50%, 1.40%, and 0.99%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg or TSC before February 1, 2015, unless Thornburg or TSC ceases to be the investment advisor or distributor of the Fund prior to that date. Thornburg and TSC retain the ability to be repaid by the Fund for fee waivers and expense reimbursements during a fiscal year if Fund expenses fall below the relevant percentage threshold before the end of that fiscal year.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R3 Shares	$153	$535	$943	$2,081
Class R4 Shares	$143	$525	$933	$2,073
Class R5 Shares	$101	$343	$604	$1,352

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 91.92% of the average value of its portfolio.

Principal Investment Strategies

The Fund expects to invest primarily in domestic equity securities (primarily common stocks) selected for their growth potential. However, the Fund may own a variety of securities, including foreign equity securities and partnership interests. The Fund may invest in developing countries.

The Fund’s investment advisor, Thornburg Investment Management, Inc. (“Thornburg”) intends to invest in companies that it believes will have growing revenues and earnings. The Fund can invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

Thornburg primarily uses individual issuer and industry analysis to make investment decisions. Among the specific factors considered by Thornburg in identifying securities for inclusion in the Fund are:

•earnings growth potential	•price/revenue ratio

•business model	•PE/growth rate ratio

•industry growth potential	•price/cash flow ratio

•industry leadership	•enterprise value/EBITDA

•asset appreciation potential	•(earnings before interest, taxes, depreciation and amortization) ratio

•potential size of business	•management strength

•value based on earnings growth discount model	•debt/capital ratio

•price/earnings ratio

The Fund typically makes equity investments in the following three types of companies:

Growth Industry Leaders: Companies in this category often have leadership positions in growing markets. In some cases

20

Growth Fund

these companies may have dominant market share. These companies tend to be larger and more established.

Consistent Growers: Companies in this category generally exhibit steady earnings or revenue growth, or both. These companies often have subscription or other recurring revenue profiles. Given their business models, these companies may outperform in weak markets.

Emerging Growth Companies: Companies often addressing a new market or carving out a niche in an existing market. Companies in this category may experience rapid growth, and tend to be smaller, earlier stage companies. Thornburg expects that companies in this category should generate high returns over time, but with higher volatility.

In conjunction with individual issuer analysis, Thornburg may identify economic sectors it expects to experience growth. At times this approach may produce a focus on certain industries, such as technology, financial services, healthcare or biotechnology. The exposure to particular economic sectors or industries likely will vary over time. Investment decisions are also based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, and the supply and demand for debt and equity securities.

Debt obligations, usually with associated equity features, occasionally will be considered for investment when Thornburg believes them to be more attractive than equity alternatives. The Fund may purchase debt obligations of any maturity and of any credit quality. There is no minimum credit quality or rating of debt obligation the Fund may purchase.

Principal Investment Risks

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares varies from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political and legal developments, and general market volatility.

Risks Affecting Specific Issuers – The value of an equity security or debt obligation may decline in response to developments affecting the specific issuer of the security or obligation, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Smaller Company Risk – Investments in smaller companies may involve additional risks because of limited product lines, limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling the investments.

Foreign Investment Risk – Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection. These risks may be more pronounced for investments in developing countries.

Credit Risk – If debt obligations held by the Fund are downgraded by ratings agencies or go into default, or if management action, legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those debt obligations may decline and the Fund’s share value and any dividends paid by the Fund may be reduced. Because the ability of an issuer of a lower-rated or unrated debt obligation (including particularly “junk” or “high yield” bonds) to pay principal and interest when due is typically less certain than for an issuer of a higher-rated debt obligation, lower-rated and unrated debt obligations are generally more vulnerable than higher-rated debt obligations to default, to ratings downgrades, and to liquidity risk.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments in debt obligations may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term debt obligations. Decreases in market interest rates may result in prepayments of debt obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the investments promptly, or may only be able to sell investments at less than desired prices.

Growth Fund

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page 38.

Past Performance of the Fund

The following information provides some indication of the risks of investing in Growth Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class R3 shares vary in each full year shown. The average annual total return figures compare Class R3, Class R4 and Class R5 share performance to the Russell 3000 Growth Index, a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2013. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.

Annual Total Returns – Class R3 Shares

Highest quarterly results for time period shown: 24.09%

(quarter ended 6-30-09).

Lowest quarterly results for time period shown: -27.00%

(quarter ended 12-31-08).

Average Annual Total Returns (periods ended 12-31-13)

Class R3 Shares	1 Year	5 Years	10 Years
Return Before Taxes	42.45%	22.82%	9.72%

Return After Taxes on Distributions	42.45%	22.82%	9.69%

Return After Taxes on Distributions and Sale of Fund Shares	24.03%	18.81%	8.02%

Russell 3000 Growth Index (reflects no deduction for fees, expenses, or taxes)	34.23%	20.56%	7.95%

Class R4 Shares	1 Year	5 Years	Since Inception (2-1-07)
Return Before Taxes	42.59%	22.95%	5.54%

Russell 3000 Growth Index (reflects no deduction for fees, expenses, or taxes)	34.23%	20.56%	8.01%

Class R5 Shares	1 Year	5 Years	Since Inception (10-3-05)
Return Before Taxes	43.21%	23.45%	8.92%

Russell 3000 Growth Index (reflects no deduction for fees, expenses, or taxes)	34.23%	20.56%	8.54%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Thornburg Investment Management, Inc.

Co-Portfolio Managers:

Tim Cunningham, CFA, a managing director of Thornburg, has been one of the persons primarily responsible for management of the Fund since 2012.

Greg Dunn, a managing director of Thornburg, has been one of the persons primarily responsible for management of the Fund since 2012.

For important information about the purchase and sale of Fund shares, the taxation of distributions by the Fund, and financial intermediary compensation, please turn to “Summary of Other Important Information Respecting Fund Shares” on page 37 of this Prospectus.

Fund Summary	International Growth Fund

Investment Goal

The Fund seeks long-term growth of capital by investing in equity securities selected for their growth potential.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

	Class R3	Class R4	Class R5	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none	none

Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	none	none	none

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class R3	Class R4	Class R5	Class R6
Management Fees	0.88%	0.88%	0.88%	0.88%
Distribution and Service (12b-1) Fees	0.50%	0.25%	0.00%	0.00%
Other Expenses(1)	0.63%	0.55%	0.34%	0.11%

Total Annual Fund Operating Expenses	2.01%	1.68%	1.22%	0.99%
Fee Waiver/Expense Reimbursement(2)	(0.51)%	(0.28)%	(0.23)%	(0.10)%

Total Annual Fund Operating Expenses After Fee Waiver/ Expense Reimbursement	1.50%	1.40%	0.99%	0.89%

(1)	Other expenses include “Acquired Fund Fees and Expenses,” which are fees and expenses incurred indirectly by the Fund through the Fund’s investment in other investment companies. Those expenses were less than 0.01% for the fiscal year ended September 30, 2013.

(2)	Thornburg Investment Management, Inc. (“Thornburg”) and/or Thornburg Securities Corporation (“TSC”) have contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R3, Class R4, Class R5 and Class R6 expenses do not exceed 1.50%, 1.40%, 0.99%, and 0.89%, respectively, not including the effects of Acquired Fund Fees and Expenses. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg or TSC before February 1, 2015, unless Thornburg or TSC ceases to be the investment advisor or distributor of the Fund prior to that date. Thornburg and TSC retain the ability to be repaid by the Fund for fee waivers and expense reimbursements during a fiscal year if Fund expenses fall below the relevant percentage threshold before the end of that fiscal year.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R3 Shares	$153	$581	$1,036	$2,297
Class R4 Shares	$143	$502	$886	$1,964
Class R5 Shares	$101	$364	$648	$1,457
Class R6 Shares	$91	$305	$537	$1,204

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 89.17% of the average value of its portfolio.

Principal Investment Strategies

The Fund expects to invest primarily in equity securities from issuers around the world (primarily common stocks) selected for their growth potential and, under normal market conditions, invests at least 75% of its assets in foreign securities or depository receipts of foreign securities. However, the Fund may own a variety of securities, including domestic equity securities and partnership interests. The Fund may invest in developing countries and in smaller companies with market capitalizations of less than $500 million.

The Fund’s investment advisor, Thornburg Investment Management, Inc. (“Thornburg”) intends to invest in companies that it believes will have growing revenues and earnings. The Fund can invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

Thornburg primarily uses individual issuer and industry analysis to make investment decisions. Among the specific factors considered by Thornburg in identifying securities for inclusion in the Fund are:

•earnings growth potential	•price/revenue ratio

•business model	•PE/growth rate ratio

•industry growth potential	•price/cash flow ratio

•industry leadership	•enterprise value/EBITDA

•asset appreciation potential	•(earnings before interest, taxes, depreciation and amortization) ratio

International Growth Fund

• potential size of business	• management strength

• value based on earnings growth discount model	• debt/capital ratio

• price/earnings ratio

The Fund typically makes equity investments in the following three types of companies:

Growth Industry Leaders: Companies in this category often have leadership positions in growing markets. In some cases these companies may have dominant market share. These companies tend to be larger and more established.

Consistent Growers: Companies in this category generally exhibit steady earnings or revenue growth, or both. These companies often have subscription or other recurring revenue profiles. Given their business models, these companies may outperform in weak markets.

Emerging Growth Companies: Companies often addressing a new market or carving out a niche in an existing market. Companies in this category may experience rapid growth, and tend to be smaller, earlier stage companies. Thornburg expects that companies in this category should generate high returns over time, but with higher volatility.

In conjunction with individual issuer analysis, Thornburg may identify economic sectors it expects to experience growth. At times this approach may produce a focus on certain industries, such as technology, financial services, healthcare or biotechnology. The exposure to particular economic sectors or industries likely will vary over time. Investment decisions are also based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, and the supply and demand for debt and equity securities.

Debt obligations, usually with associated equity features, occasionally will be considered for investment when Thornburg believes them to be more attractive than equity alternatives. The Fund may purchase debt obligations of any maturity and of any credit quality. There is no minimum credit quality or rating of debt obligation the Fund may purchase.

Principal Investment Risks

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares varies from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political and legal developments, and general market volatility.

Risks Affecting Specific Issuers – The value of an equity security or debt obligation may decline in response to developments affecting the specific issuer of the security or obligation, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Foreign Investment Risk – Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection. These risks may be more pronounced for investments in developing countries because the economies of those countries are usually less diversified, communications, transportation and economic infrastructures are less developed, and developing countries ordinarily have less established legal, political, business and social frameworks. At times the prices of equity securities or debt obligations of a developing country issuer may be extremely volatile. An issuer domiciled in a developed country may be similarly affected by these developing country risks to the extent that the issuer conducts a significant percentage of its business in developing countries.

Smaller Company Risk – Investments in smaller companies may involve additional risks because of limited product lines, limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling the investments.

Credit Risk – If debt obligations held by the Fund are downgraded by ratings agencies or go into default, or if management action, legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those debt obligations may decline and the Fund’s share value and any dividends paid by the Fund may be reduced. Because the ability of an issuer of a lower-rated or

24

International Growth Fund

unrated debt obligation (including particularly “junk” or “high yield” bonds) to pay principal and interest when due is typically less certain than for an issuer of a higher-rated debt obligation, lower-rated and unrated debt obligations are generally more vulnerable than higher-rated debt obligations to default, to ratings downgrades, and to liquidity risk.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments in debt obligations may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term debt obligations. Decreases in market interest rates may result in prepayments of debt obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the investments promptly, or may only be able to sell investments at less than desired prices. This risk may be more pronounced for the Fund’s investments in developing countries.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page 38.

Past Performance of the Fund

The following information provides some indication of the risks of investing in International Growth Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class R3 shares vary in each full year shown. The average annual total return figures compare Class R3, Class R4, Class R5 and Class R6 share performance to the Morgan Stanley Capital International (MSCI) All Country (AC) World ex-U.S. Growth Index, a market capitalization weighted index which includes growth companies in developed and emerging markets throughout the world, excluding the United States. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2013. Updated performance information may be obtained on the Thornburg website at www. thornburg.com or by calling 1-800-847-0200.

Annual Total Returns – Class R3 Shares

Highest quarterly results for time period shown: 28.18%

(quarter ended 6-30-09).

Lowest quarterly results for time period shown: -12.87%

(quarter ended 9-30-11).

Average Annual Total Returns (periods ended  12-31-13)

Class R3 Shares	1 Year	5 Years	Since Inception (2-1-08)
Return Before Taxes	36.21%	24.36%	8.76%

Return After Taxes on Distributions	35.06%	24.07%	8.40%

Return After Taxes on Distributions and Sale of Fund Shares	20.88%	20.04%	6.79%

MSCI AC World ex-U.S. Growth Index (reflects no deduction for fees, expenses, or taxes)	15.49%	12.90%	1.79%

Class R4 Shares	1 Year	5 Years	Since Inception (2-1-08)
Return Before Taxes	36.40%	24.51%	8.87%

MSCI AC World ex-U.S. Growth Index (reflects no deduction for fees, expenses, or taxes)	15.49%	12.90%	1.79%

Class R5 Shares	1 Year	5 Years	Since Inception (2-1-08)
Return Before Taxes	36.91%	24.99%	9.30%

MSCI AC World ex-U.S. Growth Index (reflects no deduction for fees, expenses, or taxes)	15.49%	12.90%	1.79%

Class R6 Shares	Since Inception (2-1-13)
Return Before Taxes	30.25%

MSCI AC World ex-U.S. Growth Index (reflects no deduction for fees, expenses, or taxes)	11.51%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

International Growth Fund

Management

Investment Advisor: Thornburg Investment Management, Inc.

Co-Portfolio Managers:

Tim Cunningham, CFA, a managing director of Thornburg, has been one of the persons primarily responsible for management of the Fund since 2012.

Greg Dunn, a managing director of Thornburg, has been one of the persons primarily responsible for management of the Fund since 2012.

For important information about the purchase and sale of Fund shares, the taxation of distributions by the Fund, and financial intermediary compensation, please turn to “Summary of Other Important Information Respecting Fund Shares” on page 37 of this Prospectus.

Fund Summary	Income Builder Fund

Investment Goal

The Fund’s primary investment goal is to provide a level of current income which exceeds the average yield on U.S.stocks generally, and which will generally grow, subject to periodic fluctuations, over the years on a per share basis. The Fund’s secondary investment goal is long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

	Class R3	Class R4	Class R5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none

Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	none	none

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class R3	Class R4	Class R5
Management Fees	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.50%	0.25%	0.00%
Other Expenses	0.50%	0.46%	0.35%
Acquired Fund Fees and Expenses	0.21%	0.21%	0.21%

Total Annual Fund Operating Expenses	1.91%	1.62%	1.26%
Fee Waiver/Expense Reimbursement(1)	(0.20)%	(0.01)%	(0.06)%

Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement(2)	1.71%	1.61%	1.20%

(1)	Thornburg Investment Management, Inc. (“Thornburg”) and/or Thornburg Securities Corporation (“TSC”) have contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R3, Class R4 and Class R5 expenses do not exceed 1.50%, 1.40%, and 0.99%, respectively, not including the effects of Acquired Fund Fees and Expenses. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg or TSC before February 1, 2015, unless Thornburg or TSC ceases to be the investment advisor or distributor of the Fund prior to that date. Thornburg and TSC retain the ability to be repaid by the Fund for fee waivers and expense reimbursements during a fiscal year if Fund expenses fall below the relevant percentage threshold before the end of that fiscal year.

(2)	The figures for Total Fund Operating Expenses After Fee Waiver/Expense Reimbursement in this table have been recalculated to add amounts for “Acquired Fund Fees and Expenses,” in accordance with regulatory rules. Acquired Fund Fees and Expenses vary with changes in the amount of the Fund’s investments in investment companies and other factors. Please see the disclosure in the right-hand column under the caption “Explanation of Acquired Fund Fees and Expenses” for a further explanation.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R3 Shares	$174	$581	$1,013	$2,216
Class R4 Shares	$164	$510	$880	$1,921
Class R5 Shares	$122	$394	$686	$1,517

Explanation of Acquired Fund Fees and Expenses.

“Acquired Fund Fees and Expenses” shown in the Annual Fund Operating Expenses table in the left-hand column are expenses incurred indirectly by other investment companies, such as business development companies, in which the Fund may hold shares. These operating expenses are similar to the expenses paid by other businesses owned by the Fund, are not direct costs paid by Fund shareholders, and are not used to calculate the Fund’s net asset value. These expenses have no impact on the costs associated with Fund operations. Regulatory rules require that the Acquired Fund Fees and Expenses be added to the actual operating expenses of the Fund, and that the total be shown in the bottom line of the Annual Fund Operating Expenses table in the left-hand column. Please see the expense figures shown in the Financial Highlights for the Fund, at pages 64 – 65, for a clearer picture of the Fund’s actual operating costs.

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 46.14% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment goals by investing in a broad range of income producing securities, primarily including stocks and bonds, as described below. The Fund will under normal conditions invest at least 80% of its assets in income-producing securities, and at least 50% of its assets in common stocks.

Income Builder Fund

The Fund may invest in any stock or other equity security which the investment advisor believes may assist the Fund in pursuing its investment goals (including smaller companies with market capitalization of less than $500 million and companies in developing countries), including preferred stock, publicly traded real estate investment trusts, other equity trusts and partnership interests. The Fund expects that equity investments in the Fund’s portfolio normally will be weighted in favor of companies which pay dividends or other current income.

The Fund may invest in debt obligations of any kind, including corporate bonds and other obligations, mortgage- and other asset-backed securities and government obligations. The Fund may purchase debt obligations of any maturity and of any credit quality. There is no minimum credit quality or rating of debt obligation the Fund may purchase. The Fund also may invest in debt obligations which have a combination of equity and debt characteristics, such as convertible bonds.

The Fund may invest a significant portion of its assets in securities of issuers domiciled outside the United States, including developing countries.

The Fund’s investments are determined by individual issuer and industry analysis. Investment decisions are based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt and equity securities, and analysis of specific issuers. The Fund ordinarily acquires and holds debt obligations for investment rather than for realization of gains by short-term trading on market fluctuations. However, the Fund may dispose of any such security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio’s average maturity, or otherwise to respond to market conditions.

Principal Investment Risks

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares varies from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political and legal developments, and general market volatility.

Risks Affecting Specific Issuers – The value of an equity security or debt obligation may decline in response to developments affecting the specific issuer of the security or obligation, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Smaller Company Risk – Investments in smaller companies may involve additional risks because of limited product lines, limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling the investments.

Credit Risk – If debt obligations held by the Fund are downgraded by ratings agencies or go into default, or if management action, legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those obligations may decline and the Fund’s share value and the dividends paid by the Fund may be reduced. Because the ability of an issuer of a lower-rated or unrated obligation to pay principal and interest when due is typically less certain than for an issuer of a higher-rated obligation, lower-rated and unrated obligations are generally more vulnerable than higher-rated obligations to default, to ratings downgrades, and to liquidity risk.

High Yield Risk – Debt obligations that are rated below investment grade and unrated obligations of similar credit quality (commonly referred to as “junk” or “high yield” bonds) may have a substantial risk of loss. These obligations are generally considered to be speculative with respect to the issuer’s ability to pay interest and principal when due. These obligations may be subject to greater price volatility than investment grade obligations, and their prices may decline significantly in periods of general economic difficulty or in response to adverse publicity, changes in investor perceptions or other factors. These obligations may also be subject to greater liquidity risk.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments in debt obligations may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term obligations.

Income Builder Fund

This effect is also typically more pronounced for mortgage- and other asset-backed securities, the value of which may fluctuate more significantly in response to interest rate changes. When interest rates decrease, the Fund’s dividends may decline.

Prepayment Risk – When market interest rates decline, certain debt obligations held by the Fund may be repaid more quickly than anticipated, requiring the Fund to reinvest the proceeds of those repayments in obligations which bear a lower interest rate. Conversely, when market interest rates increase, certain debt obligations held by the Fund may be repaid more slowly than anticipated, causing assets of the Fund to remain invested in relatively lower yielding obligations. These risks may be more pronounced for the Fund’s investments in mortgage-backed and asset-backed securities.

Foreign Investment Risk – Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection. These risks may be more pronounced for investments in developing countries.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the investments promptly, or may only be able to sell investments at less than desired prices.

Real Estate Risk – The Fund’s investments in real estate investment trusts (“REITs”) are subject to risks affecting real estate investments generally (including market conditions, competition, property obsolescence, changes in interest rates and casualty to real estate), as well as risks specifically affecting REITs (the quality and skill of REIT management and the internal expenses of the REIT).

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page 38.

Past Performance of the Fund

The following information provides some indication of the risks of investing in Income Builder Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class R3 shares vary in each full year shown. The average annual total return figures compare Class R3, Class R4 and Class R5 share performance to the Standard & Poor’s 500 Index, a broad measure of market performance, and to a Blended Benchmark, comprised of 25% Barclays U.S. Aggregate Bond Index, which represents a broad measure of bond market performance, and 75% MSCI World Index, which represents a broad measure of equity market performance in developed markets.

Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2013. Updated performance information may be obtained on the Thornburg website at www. thornburg.com or by calling 1-800-847-0200.

Annual Total Returns – Class R3 Shares

Highest quarterly results for time period shown: 23.35%

(quarter ended 6-30-09).

Lowest quarterly results for time period shown: -15.21%

(quarter ended 12-31-08).

Income Builder Fund

Average Annual Total Returns (periods ended
12-31-13)

Class R3 Shares	1 Year	5 Years	Since Inception (2-1-05)
Return Before Taxes	16.09%	14.80%	8.53%
Return After Taxes on Distributions	13.87%	12.46%	6.44%
Return After Taxes on Distributions and Sale of Fund Shares	9.03%	10.80%	5.95%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	32.39%	17.94%	7.39%
Blended Index (reflects no deduction for fees, expenses, or taxes)	18.92%	12.61%	6.28%

Class R4 Shares	1 Year	5 Years	Since Inception (2-1-08)
Return Before Taxes	16.21%	14.85%	5.76%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	32.39%	17.94%	7.45%
Blended Index (reflects no deduction for fees, expenses, or taxes)	18.92%	12.61%	4.78%

Class R5 Shares	1 Year	5 Years	Since Inception (2-1-07)
Return Before Taxes	16.70%	15.36%	6.70%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	32.39%	17.94%	5.98%
Blended Index (reflects no deduction for fees, expenses, or taxes)	18.92%	12.61%	4.37%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Thornburg Investment Management, Inc.

Co-Portfolio Managers:

Brian J. McMahon, the president of the Trust and chief executive officer, president, managing director, and chief investment officer of Thornburg, has been one of the persons primarily responsible for management of the Fund since its inception. Jason Brady, CFA, a managing director of Thornburg, has been one of the persons primarily responsible for management of the Fund since 2007.

Ben Kirby, CFA, a managing director of Thornburg, has been one of the persons primarily responsible for management of the Fund since 2013.

For important information about the purchase and sale of Fund shares, the taxation of distributions by the Fund, and financial intermediary compensation, please turn to “Summary of Other Important Information Respecting Fund Shares” on page 37 of this Prospectus.

Fund Summary	Global Opportunities Fund

Investment Goal

The Fund seeks long-term capital appreciation by investing in equity and debt securities of all types from issuers around the world.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

	Class R3	Class R4	Class R5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none

Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	none	none

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class R3	Class R4	Class R5
Management Fees	0.88%	0.88%	0.88%
Distribution and Service (12b-1) Fees	0.50%	0.25%	0.00%
Other Expenses	2.03%	1.63%	0.27%
Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%

Total Annual Fund Operating Expenses	3.43%	2.78%	1.17%
Fee Waiver/Expense Reimbursement(1)	(1.91)%	(1.36)%	(0.16)%

Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement(2)	1.52%	1.42%	1.01%

(1)	Thornburg Investment Management, Inc. (“Thornburg”) and/or Thornburg Securities Corporation (“TSC”) have contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R3, Class R4 and Class R5 expenses do not exceed 1.50%, 1.40%, and 0.99%, respectively, not including the effects of Acquired Fund Fees and Expenses. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg or TSC before February 1, 2015, unless Thornburg or TSC ceases to be the investment advisor or distributor of the Fund prior to that date. Thornburg and TSC retain the ability to be repaid by the Fund for fee waivers and expense reimbursements during a fiscal year if Fund expenses fall below the relevant percentage threshold before the end of that fiscal year.

(2)	The figures for Total Fund Operating Expenses After Fee Waiver/Expense Reimbursement in this table have been recalculated to add amounts for “Acquired Fund Fees and Expenses,” in accordance with regulatory rules. Acquired Fund Fees and Expenses vary with changes in the amount of the Fund’s investments in investment companies and other factors. Please see the disclosure in the right-hand column under the caption “Explanation of Acquired Fund Fees and Expenses” for a further explanation. The Fund had no investments in other investment companies at September 30, 2013.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R3 Shares	$155	$876	$1,620	$3,584
Class R4 Shares	$145	$733	$1,348	$3,010
Class R5 Shares	$103	$356	$628	$1,406

Explanation of Acquired Fund Fees and Expenses. “Acquired Fund Fees and Expenses” shown in the Annual Fund Operating Expenses table in the left-hand column are expenses incurred indirectly by other investment companies, such as business development companies, in which the Fund may hold shares. These operating expenses are similar to the expenses paid by other businesses owned by the Fund, are not direct costs paid by Fund shareholders, and are not used to calculate the Fund’s net asset value. These expenses have no impact on the costs associated with Fund operations. Regulatory rules require that the Acquired Fund Fees and Expenses be added to the actual operating expenses of the Fund, and that the total be shown in the bottom line of the Annual Fund Operating Expenses table in the left-hand column. Please see the expense figures shown in the Financial Highlights for the Fund, at pages 66 –67, for a clearer picture of the Fund’s actual operating costs.

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 66.12% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment goal by investing primarily in a broad range of equity securities, including common stocks, preferred stocks, real estate investment trusts, other equity trusts and partnership interests. The Fund may invest in any stock or other equity security which its investment advisor, Thornburg Investment Management, Inc. (“Thornburg”), believes may assist the Fund in pursuing its goal, including smaller companies with market capitalizations of less than $500 million.

Global Opportunities Fund

The Fund may also invest in debt obligations of any kind, including corporate bonds, government obligations and other obligations. The Fund may purchase debt obligations of any maturity and of any credit quality. There is no minimum credit quality or rating of debt obligation the Fund may purchase. The Fund also may invest in debt obligations which have a combination of equity and debt characteristics, such as convertible bonds.

The Fund portfolio includes investments in both domestic securities and securities of issuers domiciled outside the United States, including developing countries. Relative proportions of each will vary from time to time, depending upon the advisor’s view of specific investment opportunities and macro-economic factors. Under normal market conditions, the Fund invests a significant portion of its assets in issuers domiciled outside the United States.

The Fund’s investments are determined by individual issuer and industry analysis. Investment decisions are based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt and equity securities, and analysis of specific issuers. The Fund ordinarily acquires and holds debt obligations for investment, rather than for realization of gains by short-term trading on market fluctuations. However, the Fund may dispose of any such security prior to the scheduled maturity to enhance income or reduce loss, to change the portfolio’s average maturity, or otherwise to respond to market conditions.

Principal Investment Risks

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares varies from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political and legal developments, and general market volatility.

Risks Affecting Specific Issuers – The value of an equity security or debt obligation may decline in response to developments affecting the specific issuer of the security or obligation, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Foreign Investment Risk – Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection. These risks may be more pronounced for investments in developing countries because the economies of those countries are usually less diversified, communications, transportation and economic infrastructures are less developed, and developing countries ordinarily have less established legal, political, business and social frameworks. At times the prices of equity securities or debt obligations of a developing country issuer may be extremely volatile. An issuer domiciled in a developed country may be similarly affected by these developing country risks to the extent that the issuer conducts a significant percentage of its business in developing countries.

Smaller Company Risk – Investments in smaller companies may involve additional risks because of limited product lines, limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling the investments.

Credit Risk – If debt obligations held by the Fund are downgraded by ratings agencies or go into default, or if management action, legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those debt obligations may decline and the Fund’s share value and any dividends paid by the Fund may be reduced. Because the ability of an issuer of a lower-rated or unrated debt obligation (including particularly “junk” or “high yield” bonds) to pay principal and interest when due is typically less certain than for an issuer of a higher-rated debt obligation, lower-rated and unrated debt obligations are generally more vulnerable than higher-rated debt obligations to default, to ratings downgrades, and to liquidity risk.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments in debt obligations may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term debt obligations. Decreases in market interest rates may result in prepayments of debt obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

Global Opportunities Fund

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the investments promptly, or may only be able to sell investments at less than desired prices. This risk may be more pronounced for the Fund’s investments in developing countries.

Real Estate Risk – The Fund’s investments in real estate investment trusts (“REITs”) are subject to risks affecting real estate investments generally (including market conditions, competition, property obsolescence, changes in interest rates and casualty to real estate), as well as risks specifically affecting REITs (the quality and skill of REIT management and the internal expenses of the REIT).

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page 38.

Past Performance of the Fund

The following information provides some indication of the risks of investing in Global Opportunities Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class R3 shares of the Fund vary in each full year shown. The average annual total return figures compare Class R3, Class R4 and Class R5 share performance to the Morgan Stanley Capital International (MSCI) All Country (AC) World Index, which represents a broad measure of both domestic and foreign equity market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2013. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.

Annual Total Returns – Class R3 Shares

Highest quarterly results for time period shown: 36.02%

(quarter ended 6-30-09).

Lowest quarterly results for time period shown: -21.59%

(quarter ended 9-30-11).

Average Annual Total Returns (periods ended
12-31-13)

Class R3 Shares	1 Year	5 Years	Since Inception (2-1-08)
Return Before Taxes	28.07%	19.28%	4.95%
Return After Taxes on Distributions	27.76%	18.39%	4.05%
Return After Taxes on Distributions and Sale of Fund Shares	15.88%	15.17%	3.33%

MSCI AC World Index (reflects no deduction for fees, expenses, or taxes)	22.80%	14.92%	4.01%
Class R4 Shares	1 Year	5 Years	Since Inception (2-1-08)
Return Before Taxes	28.21%	19.41%	5.04%
MSCI AC World Index (reflects no deduction for fees, expenses, or taxes)	22.80%	14.92%	4.01%
Class R5 Shares	1 Year	5 Years	Since Inception (2-1-08)
Return Before Taxes	28.73%	19.90%	5.50%
MSCI AC World Index (reflects no deduction for fees, expenses, or taxes)	22.80%	14.92%	4.01%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Thornburg Investment Management, Inc.

Co-Portfolio Managers:

Brian J. McMahon, the president of the Trust and chief executive officer, president, managing director, and chief investment officer of Thornburg, has been one of the persons primarily responsible for management of the since its inception.

W. Vinson Walden, CFA, a managing director of Thornburg, has been one of the persons primarily responsible for management of the Fund since its inception.

For important information about the purchase and sale of Fund shares, the taxation of distributions by the Fund, and financial intermediary compensation, please turn to “Summary of Other Important Information Respecting Fund Shares” on page 37 of this Prospectus.

33

Fund Summary	Developing World Fund

Investment Goal

The Fund’s primary investment goal is long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

	Class R5	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none

Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	none

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class R5		Class R6
Management Fees	0.82%		0.82%
Distribution and Service (12b-1) Fees	0.00%		0.00%
Other Expenses	0.73%	(1)	1.17%

Total Annual Fund Operating Expenses	1.55%		1.99%
Fee Waiver/Expense Reimbursement(2)	(0.46)%		(1.00)%

Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.09%		0.99%

(1)	For the most recent fiscal year, the Fund had nominal Class R5 assets, and the actual expense ratio for that class (17.45%) bears no relation to the expected ratio when the classes has an expected level of assets. Therefore, other expenses are estimated for the current period.

(2)	Thornburg Investment Management, Inc. (“Thornburg”) and/or Thornburg Securities Corporation have contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R5 and Class R6 expenses do not exceed 1.09% and 0.99%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg or TSC before February 1, 2015, unless Thornburg or TSC ceases to be the investment advisor or distributor of the Fund prior to that date. Thornburg and TSC retain the ability to be repaid by the Fund for fee waivers and expense reimbursements during a fiscal year if Fund expenses fall below the relevant percentage threshold before the end of that fiscal year.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R5 Shares	$111	$444	$801	$1,806
Class R6 Shares	$101	$528	$980	$2,236

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 61.67% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions the Fund invests at least 80% of its assets in equity securities and debt obligations of developing country issuers. A developing country issuer is a company or sovereign entity that is domiciled or otherwise tied economically to one or more developing countries. The Fund expects that investments in the Fund’s portfolio normally will be weighted in favor of equity securities. The Fund’s investment in debt obligations may include, but is not limited to, those of sovereign and corporate issuers. The Fund may purchase debt obligations of any maturity and credit quality. There is no minimum credit quality or rating of debt obligation the Fund may purchase. The Fund also may invest in debt obligations which have a combination of equity and debt characteristics (such as convertible bonds). The Fund may invest in issuers of any size of capitalization, including small companies.

Currently, the Fund’s investment advisor, Thornburg Investment Management, Inc. (“Thornburg”) considers developing countries to include most Central and South American, African, Asian and Eastern European nations, including, but not limited to, Argentina, Austria, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hong Kong, Hungary, India, Indonesia, Israel, South Korea, Malaysia, Mexico, Morocco, Nigeria, Pakistan, Peru, Philippines, Poland, Qatar, Romania, the Russian Federation, Slovenia, South Africa, Taiwan, Thailand, Turkey, Ukraine, the United Arab Emirates and Vietnam. Thornburg identifies what it considers to be developing countries based upon its own analysis of measures of industrialization, economic growth, population growth and other factors, and may also consider classifications by the World Bank, the International Finance Corporation, the United Nations and independent financial services firms that maintain indices of developing countries.

34

Developing World Fund

Thornburg considers a variety of factors to determine whether an investment is tied economically to one or more developing countries, including (i) whether or not a significant portion of the issuer’s revenues or assets are derived from or are located in developing countries, (ii) the primary trading market of the issuer’s securities, (iii) the locations of its offices or other operations, (iv) the source of any governmental guarantees or other supports, (v) identification of the issuer’s securities within an index or other listing indicating its location in a particular developing country or region, and (vi) whether the investment is otherwise exposed to the economic fortunes and risks of developing countries.

The Fund’s policy of investing at least 80% of its assets in developing country issuers may be changed by the Fund’s Trustees without a shareholder vote upon 60 days’ notice to shareholders.

Among the specific factors considered in identifying securities for inclusion in the Fund are domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt and equity securities, and analysis of specific issuers. With respect to equity securities, the Fund typically makes investments in the following three types of issuers:

Basic Value: Companies which, in Thornburg’s opinion, are financially sound with well established businesses selling at low valuations relative to the companies’ net assets or potential earning power.

Consistent Earner: Companies which normally exhibit steady earnings growth, cash flow characteristics and/or dividend growth. These companies may have above average profitability measures and normally sell at above average valuations.

Emerging Franchise: Companies which, in Thornburg’s opinion, are in the process of establishing a leading position in a product, service or market with the potential to grow at an above average rate.

Principal Investment Risks

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares varies from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political and legal developments, and general market volatility. These risks may be more pronounced for the Fund’s investments in developing countries.

Risks Affecting Specific Issuers – The value of an equity security or debt obligation may decline in response to developments affecting the specific issuer of the security or obligation, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Foreign Investment Risk – Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protections. These risks may be more pronounced for investments in developing countries because the economies of those countries are usually less diversified, communications, transportation and economic infrastructures are less developed, and developing countries ordinarily have less established legal, political, business and social frameworks. At times the prices of equity securities or debt obligations of a developing country issuer may be extremely volatile. An issuer domiciled in a developed country may be similarly affected by these developing country risks to the extent that the issuer conducts a significant percentage of its business in developing countries.

Smaller Company Risk – Investments in smaller companies may involve additional risks because of limited product lines, limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling the investments.

Credit Risk – If debt obligations held by the Fund are downgraded by ratings agencies or go into default, or if management action, legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those obligations may decline and the Fund’s share value and any dividends paid by the Fund may be reduced. Some foreign government debt obligations may be subject to default, repudiation or renegotiation, delays in payment, or could be downgraded by ratings agencies.

35

Developing World Fund

Additionally, because the ability of an issuer of a lower-rated or unrated debt obligation (including particularly “junk” or “high yield” bonds) to pay principal and interest when due is typically less certain than for an issuer of a higher-rated debt obligation, lower-rated and unrated debt obligations are generally more vulnerable than higher-rated debt obligations to default, to ratings downgrades, and to liquidity risk.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments in debt obligations may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term debt obligations. Decreases in market interest rates may result in prepayments of debt obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the investments promptly, or may only be able to sell investments at less than desired prices. This risk may be more pronounced for the Fund’s investments in developing countries.

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page 38.

Past Performance of the Fund

The following information provides some indication of the risks of investing in Developing World Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class C shares have been different in each full year shown. The average annual total return figures compare Class C share performance to the Morgan Stanley Capital International (MSCI) Emerging Markets Index, which represents a broad measure of equity market performance of emerging markets. The returns reflected in the bar chart and in the table are for a class of shares that is not offered in this Prospectus but which would have substantially similar annual returns because the shares represent investments in the same portfolio of securities. Annual returns would differ only to the extent Class C shares are subject to a deferred sales charge on redemptions within 12 months of purchase and higher annual expenses before and after fee waivers and expense reimbursements than Class R5 or Class R6 shares. Class R5 and Class R6 shares were first offered to investors on February 1, 2013, and Class C shares were first offered to investors on December 16, 2009. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2013. Updated performance information may be obtained on the

Thornburg website at www.thornburg.com or by calling 1-800-847-0200.

Annual Total Returns – Class C Shares*

Highest quarterly results for time period shown: 17.22%

(quarter ended 3-31-12).

Lowest quarterly results for time period shown: -23.36%

(quarter ended 9-30-11).

The deferred sales which is imposed on redemptions of Class C shares within 12 months of purchase is not reflected in the returns in the bar chart, and the returns would be less if the charge was taken into account.

Average Annual Total Returns (periods ended
12-31-13)

Class C Shares	1 Year*	Since Inception 12-16-09*
Return Before Taxes	13.70%	11.11%
Return After Taxes on Distributions	13.70%	11.11%
Return After Taxes on Distributions	7.75%	8.76%
and Sale of Fund Shares

MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes)	-2.60%	3.20%

*	Because Class R5 and Class R6 shares were not available before February 1, 2013, the returns shown are for Class C shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Thornburg Investment Management, Inc.

Portfolio Manager: Lewis Kaufman, CFA, a managing director of Thornburg, has been the portfolio manager of Developing World Fund since its inception.

For important information about the purchase and sale of Fund shares, the taxation of distributions by the Fund, and financial intermediary compensation, please turn to “Summary of Other Important Information Respecting Fund Shares” on page 37 of this Prospectus.

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THORNBURG    INVESTMENT    MANAGEMENT

Summary of Other Important

Information Respecting Fund Shares

Purchase and Sale of Fund Shares

Eligible employer-sponsored retirement plans wishing to make Class R3, Class R4, Class R5 or Class R6 shares available to plan participants should contact a financial intermediary authorized to sell shares of the Funds. As a participant in an employer-sponsored retirement plan which makes Class R3, Class R4, Class R5 or Class R6 shares available, you may add shares to your account by contacting your plan administrator. Although the Funds do not currently impose any investment minimums on the purchase of Class R3, Class R4, Class R5 or Class R6 shares, your employer-sponsored retirement plan may establish such minimums. Contact your plan administrator for more information.

Please contact your retirement plan administrator if you wish to sell your Class R3, Class R4, Class R5 or Class R6 shares. Your plan administrator will conduct the transaction for you, or provide you with the means to conduct the transaction yourself.

Tax Information

Fund distributions to qualified retirement plan accounts, and transactions in Fund shares by those accounts, are not generally subject to current federal income tax under existing federal law. Please see “Taxes” on page 50 of this Prospectus for additional information. Purchasers are cautioned to seek the advice of their own advisors about the tax consequences of contributions to plan accounts and distributions from plan accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its investment advisor and/or its distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

THORNBURG    INVESTMENT    MANAGEMENT

Additional Information About Fund

Investment Goals and Strategies, and

Risks of Fund Investment Strategies

Summaries of each Fund’s principal investment strategies and principal investment risks are provided at the beginning of this Prospectus. The information below provides more background about some of the investment strategies that each Fund may pursue, including the principal investment strategies described in the first part of this Prospectus, and the risks associated with those investments. Investment strategies which are identified below and not identified for a Fund at the beginning of the Prospectus are not currently considered to be principal investment strategies of the Fund. Investors should note, however, that a Fund’s investment profile will vary over time. See “Principal Investment Strategies” below for more information. More detailed information about each Fund’s investment strategies and investment risks is available in the Statement of Additional Information. The Statement of Additional Information also contains information about the Funds’ policies and procedures with respect to the disclosure of Fund portfolio investments.

FUND INVESTMENT GOALS: The investment goals for each Fund are stated above in each Fund Summary. The primary goal of each Fund is a fundamental policy of the Fund, and may not be changed without the approval of that Fund’s shareholders. The secondary goal of each of Limited Term U.S. Government Fund and Limited Term Income Fund is also a fundamental policy of each of those Funds. Other investment goals of any of the Funds are not fundamental policies, and may be changed without shareholder approval. A Fund may not achieve its investment goals.

PRINCIPAL INVESTMENT STRATEGIES: A “principal investment strategy” of a Fund is a strategy which is important in pursuing the Fund’s investment objectives, and is anticipated to have a significant effect on its performance. In general, a security or investment strategy will not be considered a principal strategy of a Fund if it will not represent more than ten percent of a Fund’s assets. Those strategies which are currently considered to be principal investment strategies of each Fund are identified under the caption “Principal Investment Strategies” relating to each Fund in the first part of this Prospectus. It is important to remember, however, that the investment profile of each Fund will vary over time, depending on various factors. Over time, a Fund will invest different proportions of its assets in the investments it is permitted to purchase, and a Fund may not invest at times in each of the investments it is permitted to purchase as a principal strategy.

INVESTING IN STOCKS AND OTHER EQUITY SECURITIES: Equity securities include common stocks, preferred stocks, convertible securities, warrants, American Depositary Receipts and American Depositary Shares

(“ADRs” and “ADSs”), partnership interests, equity trusts, shares in exchange traded funds (“ETFs”) and other investment companies, and publicly traded real estate investment trusts. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Other equity securities similarly represent ownership interests in corporations or other entities.

General Risks of Equity Securities: Although equity markets have a history of long-term growth in value, the values of equity securities fluctuate significantly over short and intermediate time periods in response to changes in market conditions, political and economic news, changes in company earnings and dividends, changes in the prospects for company businesses, industry and technological developments, changes in interest rates, and developments affecting specific companies. The Funds’ investment advisor (“Thornburg”) may not correctly identify conditions that adversely affect the broader economy, markets or industries, or adverse conditions affecting specific companies in which the Funds may invest. When equity securities held by a Fund decline in value, the value of the Fund’s shares declines. These declines may be significant and there is no assurance that declines in value can be recaptured by future gains in value. From time to time, a Fund may seek to invest in a company’s equity securities through an initial public offering (“IPO”). There can be no assurance that a Fund will have continued access to profitable IPOs and, as a Fund’s assets grow, the impact of that Fund’s investments in IPOs on the performance of the Fund may decline.

Market and Economic Risks Affecting Equity Securities: Some adverse conditions have a broader impact and may affect entire economies, markets or industries. A general decline in economic conditions, in the United States or abroad, or the impacts of government policies or broader financial and market conditions may adversely affect securities valuations of companies in which a Fund has invested, even if the businesses of those companies are not adversely affected. In response to the financial crisis which began in 2008, the U.S. Federal Reserve and other central banks implemented a number of monetary policies, the effects of which were generally to reduce market interest rates and to raise the prices of a range of financial assets. The elimination or reduction of those monetary policies may lead to higher interest rates, declines in the prices of financial assets, adverse effects on currency exchange rates, changes in inflation rates, or other consequences which may negatively affect the value of the Funds’ investments.

Risks Affecting Specific Companies: Other adverse developments may affect only specific companies, even if the overall economy or industry is unaffected. Adverse developments affecting a specific company may include management changes, hostile takeovers, weather or other catastrophe, competition from other firms or products, obsolescence of the com-

38

THORNBURG    INVESTMENT    MANAGEMENT

pany’s products, labor difficulties, increases in costs or declines in the prices the company obtains for its services or products and other factors. Any one or more of these adverse conditions may result in significant declines in the value of equity securities held by the Funds, and in some instances, a company in which a Fund has invested could become bankrupt, causing a loss of the Fund’s entire investment in the company.

Risks of Investing in Smaller Companies: Smaller, less seasoned companies are generally subject to greater price fluctuations, limited market liquidity, higher transaction costs and generally higher investment risks. Smaller companies may have limited product lines, markets or financial resources, may have more limited management expertise and resources, and have more limited financing and capital. There also may be less available information respecting these companies.

Risks of Investing in Real Estate Investment Trusts (“REITs”): Real estate investment trusts are pooled investment vehicles that invest in real estate or real estate-related companies. Types of REITs in which certain Funds may invest include equity REITs, which own real estate directly, mortgage REITs, which make construction, development, or long-term mortgage loans, and hybrid REITs, which share characteristics of equity REITs and mortgage REITs. Investments in REITs are subject to risks affecting real estate investments generally (including market conditions, competition, property obsolescence, changes in interest rates and casualty to real estate). In addition, the value of a Fund’s investments in REITs may be affected by the quality and skill of the REIT’s manager, the internal expenses of the REIT, and, with regard to REITs issued in the United States, the risks that the REIT will fail to qualify for pass-through of income under the Internal Revenue Code of 1986 without payment of federal income tax by the REIT, or maintain its exemption from registration under the Investment Company Act of 1940 (the “1940 Act”).

Limited Number of Portfolio Holdings: Value Fund, International Value Fund, Core Growth Fund, International Growth Fund, Income Builder Fund, Global Opportunities Fund, and Developing World Fund may invest in the equity securities of fewer issuers than is typical of other equity mutual funds if the investment advisor believes that doing so is more likely to assist the Fund in pursuing its investment goals. To the extent a Fund invests its assets in fewer issuers than other mutual funds, the Fund’s net asset value may increase or decrease more in response to a change in the value of one of the Fund’s portfolio holdings than if the Fund invested in a larger number of issuers.

INVESTING IN DEBT OBLIGATIONS: Bonds and other debt obligations are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. The values and yields of debt obligations are dependent upon a variety of factors, including general market interest rates, the size of a particular debt offering, the maturity of the debt obligations, and the creditworthiness and rating of the issuer. Values of debt obligations held by the Funds change daily, depending upon various factors, including interest rates, credit quality and factors affecting specific issuers, and general market and economic conditions. There are a wide variety of debt obligations available for investment. Specific types of debt obligation, and the principal risks associated with investment in those types of obligation, are summarized below under the captions “Investing in Foreign Equity Securities and Debt Obligations,” “Investing in U.S. Government Obligations,” “Investing in Mortgage-Backed Securities, Participation Interests and Other Mortgage-Related Investments,” “Investing in Other Asset-Backed Securities,” “Investing in Structured Finance Arrangements” and “Investing in Municipal Obligations.”

General Risks of Investing in Debt Obligations: Debt obligations are subject to a range of risks that may adversely affect the value of debt obligations held by the Funds, including credit risk, market risks, interest rate risks and prepayment risks. These risks are summarized below. The Funds’ investment advisor may not correctly identify conditions that adversely affect the broader economy, markets or industries, or adverse conditions affecting specific issuers in whose obligations the Funds may invest. When debt obligations held by a Fund go into default or otherwise decline in value, the value of the Fund’s shares declines. Additional risks that may adversely affect specific types of debt obligations are discussed below under the captions “Investing in Foreign Equity Securities and Debt Obligations,” Investing in U.S. Government Obligations,” “Investing in Mortgage-Backed Securities, Participation Interests and Other Mortgage-Related Investments,” “Investing in Other Asset-Backed Securities,” “Investing in Structured Finance Arrangements” and “Investing in Municipal Obligations.”

Credit and Specific Issuer Risks: Investments in debt obligations are subject to the risk that the issuer of the obligation will become bankrupt or otherwise unable to pay some or all of the amounts due under its debt obligations, or delay paying principal or interest when due. Debt obligations are typically subject to the provisions of bankruptcy, insolvency and other laws that limit or reduce the rights of persons such as the Funds who own debt obligations, preventing or delaying owners of debt obligations from receiving payment of amounts due under the debt obligations, or reducing the amounts they can collect. The credit risk is generally more pronounced for lower quality debt obligations, and generally less pronounced for investment grade obligations. Debt obligations of smaller corporate or public issuers may be subject to greater credit risk, and obligations of foreign issuers are subject to the additional risks affecting foreign investments, described below

THORNBURG INVESTMENT MANAGEMENT

under the caption “Investing in Foreign Equity Securities and Debt Obligations.” Debt obligations are often rated as to credit quality by one or more ratings agencies, and if a debt obligation’s rating is reduced it may decline in value.

Interest Rate Risk Affecting Debt Obligations: The market value of debt obligations varies with changes in prevailing interest rates and changing evaluations of the ability of issuers to meet principal and interest payments. In particular, when interest rates increase, the market value of debt obligations may decrease. Prices of intermediate or longer-term debt obligations are relatively more sensitive to changing interest rates than shorter-term debt obligations, and increases in interest rates generally will have more adverse affect on a Fund’s share value when it holds intermediate or longer maturity obligations.

Prepayment Risk Affecting Certain Debt Obligations: Some debt obligations permit the issuer to pay the debt before final maturity. The rate at which issuers repay those debts before final maturity may be affected by changes in market interest rates. When market interest rates decline, the issuers of certain debt obligations may repay those obligations more quickly than anticipated in order to replace those obligations with obligations that bear the lower prevailing rates. In that event, a Fund may have to reinvest the proceeds of those repayments in obligations which bear the lower prevailing rates, resulting in a lower yield to the Fund. Conversely, when market interest rates increase, the issuers of certain debt obligations may repay those obligations more slowly than anticipated. In that event, Fund assets would remain invested in those obligations, and the Fund may be unable to invest to the same extent in obligations which bear the higher prevailing rates.

Market, Economic, and Liquidity Risks Affecting Debt Obligations: In addition to other conditions that may adversely affect the value of debt obligations, general economic and market conditions may reduce the value of debt obligations held by the Funds, even if the issuers of those obligations remain financially sound or otherwise able to pay their obligations when due. Similarly, adverse conditions in the markets in which debt obligations are traded may reduce the liquidity of debt obligations held by the Funds, making it difficult to sell those obligations (and therefore reducing the values of those obligations), and reducing the ability of the Funds to obtain reliable prices for debt obligations they hold. In response to the financial crisis which began in 2008, the U.S. Federal Reserve and other central banks implemented a number of monetary policies, the effects of which were generally to reduce market interest rates and to raise the prices of a range of financial assets. The elimination or reduction of those monetary policies may lead to higher interest rates, declines in the prices of financial assets, adverse effects on currency exchange rates, changes in inflation rates, or other consequences which may negatively affect the value of the Funds’ investments.

Risks Affecting Lower Quality Debt Securities: A debt obligation’s credit rating reflects the expected ability of the obligation’s issuer to make interest and principal payments over time. Credit ratings are determined by rating organizations such as Moody’s Investors Service (“Moody’s”), Fitch Investors Service (“Fitch”) and Standard & Poor’s Corporation (“S&P”). Debt obligations which are rated within the four highest grades (Baa or BBB or better) by Moody’s, Fitch, or S&P are considered “investment grade” obligations. These debt obligations are regarded by rating agencies as having a capacity to pay interest and repay principal that varies from “extremely strong” to “adequate.” The lowest ratings of the investment grade debt obligations may have speculative characteristics, and may be more vulnerable to adverse economic conditions or changing circumstances. Debt obligations that are below investment grade are sometimes referred to as “high-yield” securities or “junk” bonds, and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness, or they may already be in default. The market prices of these high-yield securities may fluctuate more than higher-quality securities and may decline significantly in periods of general economic difficulty or in response to adverse publicity or changes in investor perceptions. Changes by rating organizations in the rating assigned to a particular debt obligation may affect the value of that obligation, and in particular, a reduction in a debt obligation’s rating may reduce the value of the obligation. Ratings assigned by a rating organization do not reflect absolute standards of credit quality, and an issuer’s current financial condition may be better or worse than a rating indicates.

Additional Risks Affecting Convertible Debt Obligations: Convertible debt obligations may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. As with non-convertible debt obligations, the market value of a convertible debt obligation may vary with changes in prevailing interest rates and changing evaluations of the ability of the issuer to meet principal and interest payments. The market value of a convertible debt obligation may also vary in accordance with the market value of the underlying stock. As a result, convertible debt obligations held by a Fund will tend to perform more like equity securities when the underlying stock price is high (because it is assumed that the Fund will convert the obligation), and more like non-convertible debt obligations when the underlying stock price is low (because it is assumed that the Fund will not convert the obligation). Because its market value can be influenced by several factors, a convertible debt obligation will not be as sensitive to interest rate changes as a similar non-convertible debt obligation, and generally will have less potential for gain or loss than the underlying stock.

THORNBURG INVESTMENT MANAGEMENT

Additional Risks Affecting Zero Coupon Bonds and Stripped Securities: Zero coupon bonds are corporate or government-issued debt obligations that do not provide for periodic or “coupon” payments of interest, and that are issued at a substantial discount to their face value. The buyer of a zero coupon bond realizes a stated rate of return determined by the gradual accretion in the value of the security. A “stripped” security is a debt obligation that has been transformed into a zero coupon bond by creating a separate, new security comprised of the separate income component of the debt obligation (commonly referred to as an “income only” or “I/O” security) or the separate principal component of the debt obligation (commonly referred to as a “principal only” or “P/O” security).

Because zero coupon bonds do not provide for periodic payments of interest, their value is generally more volatile than the value of a comparable, interest-paying bond. A Fund may also have to recognize income on the bond and make distributions to shareholders before it has received any cash payments on the bond. To generate the cash necessary to satisfy such distributions, a Fund may have to sell portfolio securities that it otherwise might have continued to hold or use cash flows from other sources, including the proceeds from the sale of Fund shares.

INVESTING IN FOREIGN EQUITY SECURITIES AND DEBT OBLIGATIONS: Investments in foreign equity securities, debt obligations and other investment instruments are subject to the same risks that affect investments in equity securities and debt obligations in the United States. Additionally, foreign investments are subject to other risks which are summarized below.

General Risks Affecting Foreign Investments: Foreign investments are subject to greater political risk, including expropriation or nationalization of assets, confiscatory taxation, currency exchange controls, excessive or discriminatory regulations, trade protections, and restrictions on repatriation of assets and earnings to the United States. In some countries, there may be political instability or insufficient governmental supervision of markets, and the legal protections for a Fund’s investments could be subject to unfavorable judicial or administrative decisions or changes. Accounting and investment disclosure standards may be different or less reliable. Markets in some countries may be more volatile, and subject to less stringent investor protection and disclosure requirements and it may be difficult to sell securities in those markets. The economies in many countries may be relatively unstable because of dependence on a few industries or economic sectors. Different equity and debt markets may behave differently from each other, and in particular, foreign markets may move in different directions from each other and United States markets.

Foreign Currency Risks: Foreign investments, even if denominated in U.S. dollars, may be affected significantly by fluctuations in the value of foreign currencies, and the value of these securities in U.S. dollars may decline even if the securities increase in value in their home country. Fluctuations in currency valuations may occur for a number of reasons, including market and economic conditions, or a government’s decision to devalue its currency or impose currency controls. The investment advisor may seek to hedge foreign currency risks, but its hedging strategies may not be successful, or its judgments not to use hedging strategies may not correctly anticipate actual conditions and result in loss or higher costs to a Fund.

Developing Country Risks: Foreign investment risks may be more pronounced in developing countries. The economies of developing countries may be less diversified and dependent on one or a few industries, or may be dependent to a greater degree on exports of commodities or manufactured goods. For example, an economy that is dependent upon exports of commodities such as minerals or agricultural products may present increased risks of nationalization or other government interference, unavailability of capital or other resources, price volatility caused by fluctuating demand and competition from other producers of the commodities or substitute commodities. Developing countries often have less developed government institutions and legal systems, limited transportation and communications infrastructure, limited health and social resources, and are located in regions that are less politically stable and in some locations may be more subject to unusual weather and other natural conditions. Consequently, business operations in those countries may be more vulnerable to corruption and crime, weak or inconsistent regulatory agencies and procedures, transportation and communications delays and disruptions, natural disasters and health and environmental conditions, more limited access to materials and resources and regional political and military events. Investments in developing countries may be particularly vulnerable to fluctuations in market valuations because of the small size of some issuers and the limited size and illiquidity of investments and some markets on which investments are traded, manipulation or speculation in these markets, and inefficiencies in local markets and exchanges. Other risks having pronounced significance to investments in developing countries include local limitations on ownership by foreign persons, less developed legal protections for investors and the custodians and depositories through which a Fund holds investments in foreign countries, unreliable or limited information about issuers or economic conditions, restrictions on foreign ownership or repatriation of earnings, delays in conducting purchases or sales of investments, high inflation rates, changes in exchange rates and controls, higher costs or limitations on converting foreign currencies, higher national debt levels, and abrupt changes in governmental monetary and fiscal policies.

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Risks of Debt Issued by Foreign Governments: Debt obligations may be issued by foreign governments and their agencies and instrumentalities, including the governments of developing countries and “supra-national” entities such as the International Bank for Reconstruction and Development (commonly called the “World Bank”). A Fund’s investments in these foreign debt obligations may be denominated in U.S. dollars or in foreign currencies. These securities, even if denominated in U.S. dollars, may be affected significantly by fluctuations in the value of foreign currencies, and the value of these securities in U.S. dollars may decline even if the securities increase in value in their home country. The governmental issuers of these debt obligations may be unwilling or unable to repay principal and interest when due, and may require that the terms for payment be renegotiated. In some countries there may be political instability or insufficient government supervision of markets, and the legal protections for the Fund’s investments could be subject to unfavorable judicial or administrative changes. These risks may be more pronounced for a Fund’s investments in debt obligations issued by developing countries.

INVESTING IN MUNICIPAL OBLIGATIONS: Municipal debt obligations, which are often called “municipal obligations,” are debt obligations which are issued by or on behalf of states, territories and possessions of the United States and the District of Columbia, and their political subdivisions, agencies and instrumentalities. Municipal obligations are typically categorized as “general obligation bonds” or “revenue bonds.” General obligation bonds are backed by the credit of the issuing government entity or agency, while revenue bonds are repaid from the revenues of a specific project such as a stadium, a waste treatment plant, or a hospital. Municipal obligations include notes (including tax exempt commercial paper), bonds, municipal leases and participation interests in these obligations.

General Risks Affecting Municipal Obligations: Municipal obligations are subject to the same risks affecting other debt obligations which are described above. Municipal obligations are consequently subject to credit risk, including default and the provisions of bankruptcy, insolvency and other laws adversely affecting or reducing the rights of creditors. Municipal obligations are also subject to interest rate risk, prepayment risk, market and economic risks, together with additional risks specific to municipal obligations, which are summarized below.

Certain Tax Risks: Many municipal obligations pay interest which is exempt from federal income taxes. Interest which is exempt from federal income tax may, however, be subject to the federal alternative minimum tax or state income taxes. Some municipal obligations pay interest which is subject to both federal and state income taxes. Capital gains and gains from market discount may be subject to federal and state income tax, and may increase the price volatility of municipal obligations when interest rates risk.

Risks of Changes in the Law: Municipal obligations may become subject to laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal or interest, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. Consequently, there is the possibility that, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal obligations may be adversely affected.

Loss of Insurance or Downgrade of Insurer’s Credit Rating: Certain municipal obligations in which Funds may invest are covered by insurance for the timely payment of principal and interest. Rating organizations separately rate the claims-paying ability of the third party insurers that provide such insurance. To the extent that obligations held by a Fund are insured by an insurer whose claims-paying ability is downgraded by Moody’s, S&P or Fitch, the value and credit rating of those debt obligations may be adversely affected, and failure of an insurer coupled with a default on an insured debt obligation held by a Fund would result in a loss of some or all of the Fund’s investment in the debt obligation.

Risks of Investment in Municipal Leases: Municipal leases are used by state and local governments to acquire a wide variety of equipment and facilities. Municipal obligations, including lease revenue bonds and certificates of participation, may provide the investor with a proportionate interest in payments made by the governmental issuer on the underlying lease. These municipal lease obligations are typically backed by the government’s covenant to budget for, appropriate and make the payments due on the underlying lease. However, certain municipal lease obligations may include non-appropriation clauses, which provide that the governmental issuer has no obligation to make lease payments unless money is appropriated each year for that purpose. If an issuer stopped making payment on the municipal lease, the obligation held by a Fund would likely lose some or all of its value. In addition, some municipal lease obligations may be less liquid than other debt obligations, making it difficult for a Fund to sell the obligation at an acceptable price.

INVESTING IN U.S. GOVERNMENT OBLIGATIONS: United States Government obligations include U.S. Treasury securities such as U.S. Treasury Bills, U.S. Treasury Notes, and U.S. Treasury Bonds, with various interest rates, maturities and dates of issuance. These U.S. Treasury securities are direct obligations of the U.S. Treasury, backed by the full faith and credit of the U.S. government. U.S. government obligations also may include the obligations of agencies or instrumentalities which are often referred to as “agency obligations.”

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General Risks of Investing in U.S. Government Obligations: U.S. government obligations are subject to the same risks affecting other debt obligations. Although securities backed by the full faith credit of the U.S. government are commonly regarded as having a small risk of default, it is possible that the U.S. government may be unwilling or unable to repay principal and interest when due, and may require that the terms for payment be renegotiated. Further, obligations that are backed by the full faith and credit of the U.S. government remain subject to the other general risks applicable to debt obligations, such as market risks, liquidity risks, and interest rate risks, and may be subject to ratings downgrades. Additional information about risks of U.S. government obligations that are not full faith and credit obligations is summarized below.

Risks of Investing in Agency Obligations: U.S. government obligations also include obligations of U.S. government agencies, instrumentalities and government-sponsored enterprises, commonly referred to as “agency obligations.” Some agency obligations are backed by the full faith and credit of the U.S. government, but other agency obligations have no specific backing or only limited support from the agency’s authority to borrow from the U.S. government or the discretionary authority of the Treasury to purchase obligations of the issuing agency. Agencies – particularly those with limited credit support or no legally required support from the U.S. government – could default on their obligations or suffer reductions in their credit ratings. In September 2008, the U.S. government placed the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”) into conservatorship overseen by the Federal Housing Finance Agency. Since 2009, Fannie Mae and Freddie Mac have also each received significant capital support through the United States Treasury’s purchase of their stock and Federal Reserve loans, and the United States Treasury has announced its expectation that it would continue providing such support in order to prevent either Fannie Mae or Freddie Mac from having negative net worth. Despite these measures, there can be no assurance that Fannie Mae and Freddie Mac will remain successful in meeting their financial commitments under the debt obligations that they issue or guarantee.

INVESTING IN MORTGAGE-BACKED SECURITIES, PARTICIPATION INTERESTS AND OTHER MORTGAGE-RELATED INVESTMENTS: Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, pools of mortgage loans on real property. Mortgage-backed securities provide shareholders with payments consisting of both interest and principal as the mortgages in the underlying mortgage pools are paid off. Mortgage-backed securities can be backed by either fixed rate or adjustable rate mortgage loans, and some of these securities may be backed by so-called “subprime” mortgages, which are granted to borrowers who, due to their credit history, do not qualify for traditional, prime loans. These securities may be issued by the U.S. government or its agencies and instrumentalities (including, but not limited to, mortgage-backed certificates issued by the Governmental National Mortgage Association (“Ginnie Mae”), Fannie Mae or Freddie Mac) or by private issuers. Mortgage-backed securities issued by agencies of the U.S. government may or may not be backed by the full faith and credit of the U.S. government. See “Risks of Investing in Agency Obligations,” above.

Risks Affecting Mortgage-Backed Securities: Mortgage-backed securities are debt obligations, and are subject to the risks that affect debt obligations generally and which may adversely affect the value of mortgage-backed securities held by the Funds, including credit risk, interest rate risk, market and liquidity risks, prepayment risk and management risk. Because mortgage-backed securities represent interests in underlying mortgages, mortgage-backed securities are subject to the risks associated with those underlying mortgages, including delays or defaults in payments on those mortgages. Those securities with limited credit support or no legally required support from the U.S. government could default on their obligations or suffer reductions in their credit ratings. In this regard, see the discussion above respecting “Investing in U.S. Government Obligations.” Mortgage-backed securities issued by private issuers are often supported by some type of insurance or guarantee to enhance the credit of the issuing party. Nonetheless, there is no assurance that the private insurer or guarantor will meet its obligations. Additionally, the trust or other entity that has been organized to administer the pool of mortgages may fail to make distribution payments to investors or otherwise perform poorly.

As with other debt obligations, the market value of mortgage-backed securities varies with changes in prevailing interest rates and changing evaluations of the ability of issuers to meet principal and interest payments. The market value and expected yield of mortgage-backed securities also varies depending on the rate of prepayments on the underlying mortgages. During periods of declining interest rates, more mortgagors can be expected to prepay the remaining principal on their mortgages before the mortgages’ scheduled maturity dates, reducing the value of mortgage-backed securities held by the Fund, and lowering the Fund’s yield as it reinvests the prepayment proceeds at the lower prevailing interest rates. Conversely, during periods of rising interest rates, the rate of prepayment on the underlying mortgages can be expected to slow, and a Fund will not have those additional prepayment proceeds to invest in other securities at the higher prevailing interest rates. Moreover, by increasing the mortgage-backed security’s effective maturity or duration, a slower prepayment rate on the underlying mortgages may

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increase the volatility of the security’s price in response to further interest rate changes.

Mortgage-backed securities may also include multiple class securities such as collateralized mortgage obligations and real estate mortgage investment conduits. See “Investing in Structured Finance Arrangements,” below, for further discussion of these instruments.

INVESTING IN OTHER ASSET-BACKED SECURITIES: Asset-backed securities also may represent interests in pools of assets other than real estate mortgages, such as automobile loans or credit card receivables. Interest and principal payments on the underlying loans are passed through to the holders of the asset-backed securities.

Risks of Other Asset-Backed Securities: As with mortgage-backed securities, asset-backed securities are subject to the risks affecting debt obligations generally and which may adversely affect the value of asset-backed securities held by the Funds, including credit risk, interest rate risk, market and liquidity risks, prepayment risk and management risk. These securities are subject to the risk of default by the issuer of the security and by the borrowers of the underlying loans in the pool. Because the issuers of asset-backed securities may have a limited practical ability to enforce any lien or security interest on collateral in the case of defaults by borrowers, asset-backed securities may present greater credit risks than mortgage-backed securities. As with mortgage-backed securities, the market value and expected yield of asset-backed securities will vary in response to changes in prevailing interest rates and the rate of prepayment on the underlying loans.

INVESTING IN STRUCTURED FINANCE ARRANGEMENTS: Structured finance arrangements include investments such as collateralized mortgage obligations (“CMOs”), real estate mortgage investment conduits (“REMICs”), collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and collateralized debt obligations (“CDOs”). Interests in structured finance arrangements are issued to investors by a trust or other special purpose entity that has been organized to hold an underlying pool of debt obligations. For example, CMOs and REMICs are backed by a pool of U.S. government insured mortgage-backed securities (such as Ginnie Mae certificates) or other mortgage loans that are not backed by the U.S. government, CBOs are backed by a pool of fixed income obligations (which may include debt obligations that are rated below investment grade), and CLOs are backed by a pool of loans that may include, among others, domestic and non-subordinate corporate loans, including loans rated below investment grade or equivalent unrated loans. Some structured finance arrangements may be backed by so-called “subprime” mortgages.

Structured finance arrangements are typically issued in multiple “tranches,” each of which represents a portion or “slice” of the full economic interest in the underlying assets. Each tranche is issued at a specific fixed or floating interest rate and has a final scheduled distribution rate. Principal payments received on the underlying pool of assets are often applied to each tranche in the order of its stated maturity, so that none of the principal payments received in a given period will be distributed to a “junior” tranche until all other, more “senior” tranches are paid in full for that period. The most junior tranche is commonly referred to as the “residual” or “equity” interest.

Risks of Structured Finance Arrangements: An investment in a structured finance arrangement entails the same risks associated with an investment in the underlying debt obligations, including credit risk, interest rate risk, market and liquidity risks, prepayment risk, and management risk. Additionally, an investment in this type of arrangement entails the risks that the distributions from the underlying pool of assets may be inadequate to make interest or other payments to an investor, or that the entity which issues the securities and administers the underlying investment pool will fail to make distribution payments, default or otherwise perform poorly. An investment in a junior tranche is subject to a greater risk of depreciation or loss than an investment in a more senior tranche. The market for structured finance arrangements may also be less liquid than for other debt obligations, including other types of asset-backed securities, making it difficult for a Fund to value its investment or sell the investment in a timely manner or at an acceptable price. Finally, certain structured finance arrangements may use derivative contracts, such as credit default swaps, to create “synthetic” exposure to assets rather than holding the assets directly, which may entail additional risks (see “Investing with Derivatives,” below).

INVESTING WITH DERIVATIVES: Derivative instruments are financial contracts whose value depends on, or is derived from, the value of some other underlying asset, reference rate, or index, such as equity securities, bonds, commodities, currencies, or interest rates. Some examples of current forms of derivative instruments include futures, options, forward contracts (including currency forward contracts), swaps, structured notes and credit derivatives (including credit default swaps and certain structured finance arrangements, which are described above in more detail). Strategic Income Fund may invest in derivative instruments as a principal investment strategy. See the Statement of Additional Information for additional detail respecting the various derivative instruments that each Fund may utilize.

Risks of Investing with Derivatives: The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in the underlying reference asset. In particular, the use by a Fund of privately

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negotiated, over-the-counter (“OTC”) derivatives contracts exposes the Fund to the risk that the counterparty to the OTC derivatives contract will be unable or unwilling to make timely payments under the contract or otherwise honor its obligations. Although Thornburg intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during periods of adverse market conditions. The market for certain types of derivative instruments may also be less liquid than the market for the underlying reference asset, making it difficult for a Fund to value its derivative investments or sell those investments at an acceptable price. Derivative instruments may also involve the risk that changes in their value may not correlate perfectly with the assets, rates or indices they are designed to track.

TEMPORARY INVESTMENTS: Each of the Funds may purchase short-term, highly liquid securities including, but not limited to, time certificates of deposit, short-term U.S. government securities, commercial paper, and repurchase agreements. Funds typically hold these securities under normal conditions pending investment of idle funds or to provide liquidity. Funds also may hold assets in these securities for temporary defensive purposes in attempting to respond to adverse market, economic, political or other conditions. Investment in these securities for temporary periods could reduce a Fund’s ability to attain its investment goals.

Buying Fund Shares

Class R3, Class R4, Class R5 and Class R6 shares are generally available to employer sponsored retirement plans, including profit sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans, and plans described in Sections 401(k), 403(b) and 457 of the Internal Revenue Code, where the employer, administrator, sponsor or related person has entered into an agreement to make Class R3, Class R4, Class R5 and Class R6 shares available to plan participants, under terms specified from time to time by Thornburg. Class R6 shares must be held through plan level or omnibus accounts on the books of a Fund. Class R3, Class R4, Class R5 and Class R6 shares generally are not available to retail non-retirement accounts, individual retirement accounts (“IRAs”), Roth IRAs, SIMPLE IRAs, individual 403(b) plans, Simplified Employee Pensions (“SEPs”), individual (“solo”) and certain small employer 401(k) plans, SAR-SEPs, 529 tuition programs, and Coverdell Educational Savings Accounts. “Small employer,” for purposes of the preceding sentence, means a small employer that does not have a professional plan administrator or that has an administrator that is not set up to administer retirement plan shares. Retirement plans wishing to make Class R3, Class R4, Class R5 or Class R6 shares available to plan participants should contact a financial intermediary authorized to sell shares of the Funds.

Shares of the Funds are generally only available for purchase by plan participants who are U.S. citizens and who reside in the U.S. or its territories or have a U.S. military or diplomatic address, and by plan participants who are resident aliens residing in the U.S. or its territories or with a U.S. military or diplomatic address and who provide a valid U.S. social security number or U.S. taxpayer identification number.

You may add Fund shares to your plan account by contacting your plan administrator.

No sales charge, contingent deferred sales charge or redemption fee is currently imposed on the purchase or redemption of Class R3, Class R4, Class R5 or Class R6 shares.

Class R3 and Class R4 shares of a Fund are subject to a Rule 12b-1 Service Plan, which provides for payment by the Fund to Thornburg of a service fee of up to 0.25% of the class’s net assets each year to obtain various shareholder and distribution-related services. Class R3 shares are also subject to a Rule 12b-1 Distribution Plan providing for payment of a distribution fee of up to 0.25% of the class’s net assets each year, to pay for the sale and distribution of the Fund’s Class R3 shares and to pay for commissions and other distribution expenses. Because the service fee and the distribution fee are paid out of the class’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

Class R5 shares of each Fund are subject to a Rule 12b-1 Service Plan, which permits each Fund to reimburse Thornburg for costs to obtain various shareholder and distribution-related services from persons who sell Class R5 shares. The maximum annual reimbursement under the plan for Class R5 shares is 0.25% of the class’s net assets, but Thornburg currently has no intention to seek a reimbursement of any expenses under the plan for Class R5 shares. Because this fee would be paid out of the class’s assets on an ongoing basis, over time this fee would increase the cost of your investment and may cost more than paying other types of sales charges.

Class R6 shares do not have a Rule 12b-1 plan.

Each Fund also may issue one or more other classes of shares not offered through this Prospectus. Those share classes may have different sales charges and other expenses which may affect performance. Investors may telephone the Funds’ distributor, TSC, at (800) 847-0200 to obtain more information concerning the various classes of shares which may be available to them through their sales representatives. Investors may also obtain information respecting the different classes of shares through their financial intermediary who is offering or making available shares of the Funds.

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Net Asset Value

When you purchase or redeem shares, the price is based on the net asset value (“NAV”) next determined after receipt of your order in proper form. The net asset value is the value of a share, and is computed for each class of a Fund by adding the market value of investments, cash and other assets for the class, subtracting liabilities, and then dividing by the number of shares outstanding. Share price is normally calculated at 4:00 p.m. Eastern time on each day the New York Stock Exchange is open for business. See “Transaction Details,” below.

Compensation to Financial Advisors and Others

Securities dealers, brokers, financial advisors, retirement plans and trust companies (each, a “financial intermediary” and collectively, “financial intermediaries”) may impose charges or fees in connection with selling or holding Class R3, Class R4, Class R5 or Class R6 shares. These amounts may differ depending upon the class of shares, the identity of the financial intermediary, and how the investor holds Fund shares.

Amounts which could be paid by each Fund in connection with Rule 12b-1 plans are displayed for each Fund under the caption “Fees and Expenses of the Fund,” and are described above under the caption “Buying Fund Shares.”

Thornburg and TSC may pay amounts from their own resources to financial intermediaries in connection with the financial intermediaries’ marketing and promotion of Class R3, Class R4, or Class R5 shares of any Fund. These amounts may be in the form of commissions, finder’s fees or similar cash incentives, “revenue sharing,” marketing or advertising support, or payments to assist in transaction processing and administrative support. A financial intermediary may pay additional compensation to its representatives who sell Fund shares or to third party intermediaries with whom the financial intermediary has agreements to sell Fund shares. Thornburg or TSC also may provide non-cash compensation to financial intermediaries, including travel and lodging in connection with seminars or other educational programs. Neither Thornburg nor TSC pay any commission, compensation, revenue sharing, market support or other such amount to financial intermediaries with respect to Class R6 shares.

With respect to Class R3, Class R4 or Class R5 shares, Thornburg may pay amounts from its own resources to financial intermediaries for shareholder support and account maintenance, including account administration, recordkeeping, subaccounting and subtransfer agency, transaction processing and distribution of reports and other information. These payments may be made based on a percentage of assets in specified accounts, the number of account holders, a flat amount, or a combination of these formulas. Thornburg does not pay any amount to financial intermediaries with respect to Class R6 shares for shareholder support, account maintenance or administration, recordkeeping, subaccounting or subtransfer agency, transaction processing or similar service. With respect to Class R3, Class R4 or Class R5 shares, the Funds also may pay amounts for these services, to the extent that these services provided by these financial intermediaries replace services which would otherwise be provided by the Funds’ transfer agent or other persons hired directly by the Funds. The Funds do not pay amounts for these services with respect to Class R6 shares. In certain circumstances, these amounts will not be paid to financial intermediaries in respect of accounts the value of which has decreased below the applicable account minimum.

In addition, some financial intermediaries may charge their account holders transaction fees, account or “wrap” fees and other amounts, which the investor can learn about by asking the investor’s financial intermediary.

Selling Fund Shares

Please contact your retirement plan administrator if you wish to sell shares of any Fund. Your plan administrator will conduct the transaction for you, or provide you with the means to conduct the transaction yourself. Your shares will be redeemed by the Fund at the NAV per share next determined after your redemption request is received in proper form. The amount of any redemption fee will be deducted and the remaining proceeds will be paid to your plan administrator. Please note the following:

•	Your Fund may hold payment on redemptions until it is reasonably satisfied that investments previously made by check have been collected, which can take up to 15 business days.

•	Payment for shares redeemed normally will be made by mail the next business day, and in most cases within seven days, after receipt by the Transfer Agent of a properly executed request for redemption. The Funds may suspend the right of redemption and may postpone payment when the New York Stock Exchange is closed for other than weekends or holidays, or if permitted by rules of the Securities and Exchange Commission during an emergency which makes it impractical for the Funds to dispose of their securities or fairly to determine net asset value, or during any other period specified by the Securities and Exchange Commission in a rule or order for the protection of investors.

•	No interest is accrued or paid on amounts represented by uncashed distribution or redemption checks.

Investor Services

Fund Information: Please contact your plan administrator for information respecting your account. Additionally, Thornburg’s

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Website on the Internet provides you with helpful information 24 hours a day, at www.thornburg.com.

Street Name Accounts: Some financial intermediaries act as owner of record of Fund shares as a convenience to investors who are clients of those firms. Neither the Funds nor their Transfer Agent can be responsible for failures or delays in crediting shareholders for dividends or redemption proceeds, or for delays in reports to shareholders if a shareholder elects to hold Fund shares in street name through an account with a financial intermediary rather than directly in the shareholder’s own name. Further, neither the Funds nor their Transfer Agent will be responsible to the investor for any loss to the investor due to the failure of a financial intermediary, its loss of property or funds, or its acts or omissions. Prospective investors are urged to confer with their financial intermediaries to learn about the different options available for owning mutual fund shares.

Exchanging Shares: As a shareholder, you generally have the privilege of exchanging Class R3, Class R4, Class R5 or Class R6 shares of a Thornburg Fund for the same class of shares of another Thornburg Fund. You should contact your plan administrator for information about any fees or other requirements that your employer-sponsored retirement plan may impose on such exchanges. Additionally, each Fund reserves the right at any time to refuse any exchange or to temporarily or permanently terminate the exchange privilege. See “Excessive Trading,” below. Termination of the exchange privilege or refusal of any exchange does not restrict a shareholder’s right to redeem shares of any Fund.

Inactive Accounts: Under certain states’ laws, the assets within a financial account will be deemed to have been abandoned if the account is inactive for a specified period of time. The factors used to determine whether an account is inactive vary from state to state, but may include a shareholder’s failure to cash a check, update his mailing address, or respond to Fund inquiries within the specified time period. For this purpose, your last known address of record with the Funds will determine which state has jurisdiction over your account. If the assets within your account are deemed to be abandoned in accordance with the relevant state’s laws, the Fund may be legally obligated to transfer those assets to that state’s unclaimed property administrator. You are responsible for ensuring that your account is not “abandoned” for purposes of these state escheatment laws, and neither the Fund nor its agents will be liable to you or your representatives for good faith compliance with those laws.

Transaction Details

Each Fund is open for business each day the New York Stock Exchange (“NYSE”) is open. Each Fund normally calculates its net asset value for each class of shares as of the close of business of the NYSE, normally 4 p.m. eastern time. Debt obligations held by a Fund have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity, and rating, indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Equity securities held by a Fund which are listed or traded on a national securities exchange are valued at the last reported sale price on the exchange that is the primary market for the security. Equity securities traded on an exchange for which there has been no sale that day and other equity securities traded in the over-the-counter market are valued at the mean between the last reported bid and ask prices. Equity securities reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign equity security traded on exchanges outside the United States is valued at the price of the security on the exchange that is normally the security’s primary market, as of the close of that exchange preceding the time of the Fund’s valuation. Quotations for foreign debt and equity securities in foreign currencies are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, or where the market value of an equity security held by the Fund is not readily available, the Trust’s valuation and pricing committee determines a fair value for the security using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from a different independent pricing service. Additionally, in any case where a Fund’s management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the Trust’s valuation and pricing committee decides whether or not to use the pricing service’s valuation or to use an alternative method to determine a fair value for the debt obligation. Fair value is an amount an owner of the security might reasonably expect to receive upon a sale of the security in an orderly transaction between market participants at the measurement date. Because fair value prices are estimated prices, the determination of fair value for an investment may differ from the value that would be realized by a Fund upon the sale of the investment, and that difference could be material to the Fund’s financial statements. The valuation and pricing committee’s determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

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An equity security’s market value is deemed not readily available whenever the exchange or market on which the security is primarily traded is closed for the entire scheduled day of trading. Additionally, an equity security’s market value may be deemed not readily available under other circumstances identified by the Trustees, including when developments occurring after the most recent close of the security’s primary exchange or market, but before the most recent close of trading in Fund shares, or an unusual event or significant period of time occurring since the availability of a market quotation for the security, create a question about the reliability of the security’s market value. Such events may include the merger or insolvency of an issuer, announcements respecting the prospects for a specific issuer or an industry, natural disasters, and political or social disruptions. In particular, prices for securities traded on a foreign exchange could become stale in some instances because of such events occurring after the close of that exchange. A debt obligation’s market value may be deemed unreliable by the Fund’s management if management believes that the price is stale, does not reflect material factors affecting the issuer of the security, or is significantly different from the price the Fund is likely to obtain if it sought a bid for the obligation.

Use of fair valuation procedures may reduce to some degree the ability of excessive traders to take advantage of arbitrage opportunities because of unreliable prices for portfolio securities, but is unlikely to eliminate excessive trading. See “Excessive Trading” for a discussion of the techniques used by Thornburg to reduce excessive trading. Because Income Fund, Strategic Income Fund, Value Fund, International Value Fund, Growth Fund, International Growth Fund, Income Builder Fund, Global Opportunities Fund, and Developing World Fund may own securities listed primarily on foreign exchanges which trade on days the Fund does not price its shares, the net asset value of the Fund’s shares may change on days when shareholders cannot purchase or redeem Fund shares.

Federal law requires us to obtain, verify and record information which identifies each person who opens an account. When you open an account, you will be asked to supply your name, address, date of birth, Social Security or tax identification number and other information identifying you. We are required to reject any new account application if the required information is not provided.

Each Fund reserves the right to suspend the offering of shares for a period of time. Each Fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. See “Exchanging Shares” above and “Excessive Trading,” below.

When you buy shares of the Funds or sell or exchange them through your plan administrator, you may be charged a fee for this service. Please read your plan materials for any additional procedures, service features or fees that may apply.

Certain financial intermediaries which have entered into sales agreements with TSC may enter confirmed purchase orders on behalf of customers by phone, with payments to follow no later than the time when a Fund is priced on the following business day. If payment is not received by that time, the financial intermediary could be held liable for resulting fees or losses.

Each Fund may authorize certain financial intermediaries to receive on its behalf purchase and redemption orders received in good form, and some of those financial intermediaries may be authorized to designate other firms to receive purchase and redemption orders on the Fund’s behalf. Provided the order is promptly transmitted to the Fund, the Fund will be deemed to have received a purchase or redemption order at the time it is accepted by the authorized financial intermediary or its designee, and customer orders will be priced based upon the Fund’s net asset value next computed after the order is received by the authorized financial intermediary or its designee.

Financial intermediaries offering shares of the Funds are not agents or otherwise acting on behalf of the Funds, TSC or Thornburg and the Funds, TSC and Thornburg are not responsible for errors or omissions of any financial intermediary offering mutual fund shares for sale. Investors should exercise care in selecting persons from whom they purchase investments.

Some account transactions will require a Medallion signature guarantee or other evidence of identity or authority. This requirement is intended to protect you and your Fund from fraud. We will require a Medallion signature guarantee or other evidence we specify when certain changes are made to account information, a check is mailed to a different address than shown on our records, a check is requested payable to a third party, redemption proceeds are transferred to another account on our records, or certain other circumstances. If a signature guarantee is required, it must be provided by a participant in the Securities Transfer Agent Medallion Program (“STAMP”), and the STAMP Medallion imprint is the only guarantee that will be accepted. A notary public cannot provide a Medallion signature guarantee.

Excessive Trading

Excessive trading of Fund shares in anticipation of short-term fluctuations in the market may make it very difficult to manage a Fund’s investments and may hurt Fund performance and longer-term shareholders. When excessive trading occurs, a Fund’s longer-term shareholders may experience diminished returns, and the Fund may have to sell portfolio securities or maintain higher cash balances to have the cash necessary to

THORNBURG INVESTMENT MANAGEMENT

redeem the traders’ shares. This can happen at a time when it is not advantageous to sell any securities or maintain cash balances, which may harm a Fund’s performance. Additionally, purchases and sales of portfolio securities in response to excessive trading activity may increase a Fund’s transaction costs.

Thornburg Investment Trust discourages excessive trading and does not accommodate trading it identifies as excessive. The Trustees have adopted policies and procedures intended to deter excessive trading where it may be potentially harmful to the Fund or its shareholders, including monitoring trading activity. There is no assurance that these procedures will be effective in all cases. Additionally, trade monitoring methods are by their nature subjective, and involve the exercise of judgment. Thornburg seeks to make these judgments uniformly and in a manner it believes is consistent with the Funds’ investment objectives and the interests of the shareholders who pursue those objectives. These policies and procedures may be changed at any time, without notice.

Thornburg monitors trading activity in each of the Funds to identify excessive trading. What constitutes excessive trading for a specific Fund will vary from other Thornburg Funds, depending upon the objectives of the Fund, the nature of the Fund’s portfolio securities at a given time and market factors. Thornburg reviews available information respecting shareholder transactions to detect excessive trading, considering various factors, such as the nature of securities held by a Fund (including whether any significant proportion of the Fund’s securities is traded on foreign exchanges, is thinly traded or is less liquid), the cash position of the Fund, and the risk to the Fund that frequent traders of its shares may take advantage of fluctuations in the values of the Fund’s portfolio securities.

Purchase orders or exchanges may be restricted or refused by any Fund if, in Thornburg’s judgment, the Fund would be unable to invest the money effectively in accordance with its investment objectives and policies, the Fund receives or anticipates simultaneous orders affecting significant portions of the Fund’s assets, the purchases appear to coincide with a market timing strategy, or if Thornburg believes the Fund otherwise may be adversely affected. Accounts believed by the Funds to be under common ownership or control, including accounts with the same tax identification number, may be counted together for this purpose. The Funds reserve the right to refuse purchase orders or exchanges into any Fund by any person (including all participants in a retirement plan or omnibus account when any participants trade excessively). The Trust, Thornburg or TSC may enter into arrangements with firms that establish omnibus accounts, pursuant to which the omnibus accountholder temporarily or permanently agrees to place restrictions on any purchase or exchange of Fund shares by an investor within the account that meets certain specified criteria indicating that the purchase or exchange constitutes excessive trading. See also “Investor Services - Exchanging Shares” above.

Many Fund shares are now held through financial intermediaries who hold shares for investors through omnibus accounts or other arrangements where Thornburg cannot identify the investors from the records of the Transfer Agent. Pursuant to applicable rules under the 1940 Act, the Trust, Thornburg or TSC will enter into an agreement with each firm that establishes omnibus accounts through which Fund shares are traded. Under the terms of those agreements, the omnibus accountholder agrees to provide Thornburg with information regarding investors who trade in Fund shares through the omnibus account. While the receipt of this information may help Thornburg monitor excessive trading activity, there is no assurance that all such activity within an omnibus account will be detected or terminated.

Dividends and Distributions

The Funds expect to distribute substantially all of their net investment income and realized net capital gains, if any, to shareholders each year. Net investment income of a Fund primarily consists of stock dividends (if it holds equity securities) and interest received on debt obligations (if it holds debt obligations), reduced by expenses of the Fund. Net capital gains are the gains realized by a Fund upon sales of investments, reduced by losses realized upon sale of investments. Government Fund, Income Fund and Strategic Income Fund each declares dividends from its net investment income daily and pays those dividends monthly. Income Builder Fund typically declares dividends from net investment income daily and pays those dividends quarterly. Value Fund, International Value Fund, Global Opportunities Fund, and Developing World Fund typically declare and pay dividends from any net investment income quarterly, and Growth Fund and International Growth Fund are expected to follow the same practice in any periods when they have net investment income. Dividends from net investment income may fluctuate. Each Fund will distribute net realized capital gains, if any, at least annually. Capital gain distributions will normally be declared and payable in November.

Dividends from Net Investment Income: Your dividend distributions, if any, will be automatically invested in additional shares of your Fund at the next determined net asset value.

Capital Gains: Your capital gain distributions, if any, will be automatically reinvested in additional shares of the Fund at the next determined net asset value.

Shares of any Thornburg Fund purchased through reinvestment of dividend and capital gain distributions are not subject to sales charges. No interest is accrued or paid on amounts represented by uncashed redemption or distribution checks.

THORNBURG INVESTMENT MANAGEMENT

Taxes

Federal Taxes – In General: Certain general aspects of federal income taxation of individual shareholders are discussed below. Prospective investors should consult their own tax advisors concerning federal, state and local tax consequences respecting investments in the Funds. In particular, purchasers are cautioned to seek the advice of their own advisors respecting the tax consequences of contributions to their plan account, and distributions from their plan account, which are not addressed in this brief discussion.

Federal Tax Treatment of Distributions: Distributions to qualified retirement plan accounts are not generally subject to federal income tax under current law. Distributions to accounts which are not tax qualified will be subject to federal income tax.

Distributions to taxable accounts representing net investment income, net short-term capital gains, and net gains from certain foreign transactions, if any, generally are taxable to the shareholder as ordinary income, whether received in cash or additional shares. Subject to holding period requirements, the portion of distributions which is “qualified dividend income” because it is attributable to certain corporation dividends is taxed to noncorporate shareholders at reduced rates of federal income tax applicable to long-term capital gains. Distributions of net long-term capital gains, if any, will be treated as long-term capital gains regardless of the length of time the shareholder has owned the shares.

Effective for taxable years beginning on or after January 1, 2013, a 3.8% Medicare contribution tax is imposed on the “net investment income” of individuals, estates, and trusts whose income exceeds certain threshold amounts. Net investment income generally includes for this purpose distributions of income dividends and capital gains paid by the Funds and otherwise includible in adjusted gross income, and capital gains recognized on the sale, redemption or exchange of Fund shares. Prospective investors should confer with their own tax advisors respecting this Medicare contribution tax.

Federal Tax Treatment of Sales or Redemptions of Shares: An investor’s redemption of Fund shares or exchange of shares for shares of another Fund through a qualified retirement plan account is not generally subject to federal income tax under current law unless the transaction results in a distribution to the investor. A taxable shareholder’s redemption of Fund shares or exchange of shares for shares of another Fund will be a taxable transaction for federal income tax purposes, and the shareholder will recognize gain or loss in an amount equal to the difference between the shareholder’s basis in the shares and the amount received on the redemption or exchange.

Organization of the Funds

Government Fund, Income Fund, Strategic Income Fund, Value Fund, International Value Fund, Growth Fund, International Growth Fund, Income Builder Fund, Global Opportunities Fund, and Developing World Fund are diversified series of Thornburg Investment Trust, a Massachusetts business trust (the “Trust”) organized as a diversified, open-end management investment company under a Declaration of Trust. The Trustees are authorized to divide the Trust’s shares into additional series and classes.

Investment Advisor

The Funds are managed by Thornburg Investment Management, Inc. (“Thornburg”), a registered investment advisor since 1982. Thornburg performs investment management services for each Fund under the terms of an Investment Advisory Agreement which specifies that Thornburg will select investments for the Fund, monitor those investments and the markets generally, and perform related services. Thornburg also performs administrative services applicable to Class R3, Class R4, and Class R5 shares of each Fund under an Administrative Services Agreement which requires that Thornburg will supervise, administer and perform certain administrative services necessary for the maintenance of the class’s shareholders. Class R6 shares do not have an Administrative Services Agreement. Thornburg’s services to the Funds are supervised by the Trustees of Thornburg Investment Trust.

For the most recent fiscal year, the investment advisory and administrative services fee rates for each of the Funds were:

Year (or fiscal period) Ended September 30, 2013

	Advisory Fee Rate	Administrative Services Fee Rate
	(all Classes)	Class R3 & R4	Class R5	Class R6
Government Fund	0.38%	0.125%	0.05%	N/A
Income Fund	0.42%	0.125%	0.05%	N/A
Strategic Income Fund	0.75%	0.125%	0.05%	N/A
Value Fund	0.76%	0.125%	0.05%	N/A
International Value Fund	0.68%	0.125%	0.05%	N/A
Growth Fund	0.86%	0.125%	0.05%	N/A
International Growth Fund	0.88%	0.125%	0.05%	N/A
Income Builder Fund	0.70%	0.125%	0.05%	N/A
Global Opportunities Fund	0.88%	0.125%	0.05%	N/A
Developing World Fund	0.82%	0.125%*	0.05%	N/A

*	Developing World Fund does not currently offer Class R4 shares.

The advisory fee rate for each Fund decreases as assets increase and increases as assets decrease in accordance with the following breakpoint schedules:

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Government Fund

Net Assets of Fund	Advisory Fee Rate
0 to $1 billion	0.375%
$1 billion to $2 billion	0.325%
Over $2 billion	0.275%

Income Fund

Net Assets of Fund	Advisory Fee Rate
0 to $500 million	0.500%
$500 million to $1 billion	0.450%
$1 billion to $1.5 billion	0.400%
$1.5 billion to $2 billion	0.350%
Over $2 billion	0.275%

Strategic Income Fund

Net Assets of Fund	Advisory Fee Rate
0 to $500 million	0.750%
$500 million to $1 billion	0.675%
$1 billion to $1.5 billion	0.625%
$1.5 billion to $2 billion	0.575%
Over $2 billion	0.500%

Value Fund, International Value Fund, Growth Fund, International Growth Fund, Income Builder Fund, and Global Opportunities Fund

Net Assets of Fund	Advisory Fee Rate
0 to $500 million	0.875%
$500 million to $1 billion	0.825%
$1 billion to $1.5 billion	0.775%
$1.5 billion to $2 billion	0.725%
Over $2 billion	0.675%

Developing World Fund

Net Assets of Fund	Advisory Fee Rate
0 to $500 million	0.975%
$500 million to $1 billion	0.925%
$1 billion to $1.5 billion	0.875%
$1.5 billion to $2 billion	0.825%
Over $2 billion	0.775%

A discussion regarding the basis for the approval of each Fund’s Investment Advisory Agreement by the Trustees is contained in the Fund’s Annual Report to Shareholders for the year ended September 30, 2013.

Thornburg and TSC may, from time to time, agree to waive fees or to reimburse a Fund for expenses above a specified percentage of average daily net assets. Thornburg and TSC retain the ability to be repaid by the Fund for fee waivers and expense reimbursements during a fiscal year if Fund expenses fall below the limit prior to the end of that fiscal year. Fee waivers or reimbursement of expenses for a Fund will boost its performance, and repayment of waivers or reimbursements will reduce its performance.

In addition to Thornburg’s fees, each Fund will pay all other costs and expenses of its operations. Each Fund’s expenses include payments to third parties that perform administrative services for accounts invested in the Funds. These administrative and recordkeeping expenses may be charged to the Funds as a percentage of share value held by an account, or based on the number of persons holding through an account, or on another basis. No Fund will bear any costs of sales or promotion incurred in connection with the distribution of shares, except as described above under “Buying Fund Shares.”

Garrett Thornburg, a Trustee and Chairman of the Trust, is the controlling shareholder of both Thornburg and TSC.

Fund Portfolio Managers

The portfolio managers for each of the Funds are identified in the first part of this Prospectus. Some Funds have a single portfolio manager, and other Funds have co-portfolio managers who work together. Portfolio management at Thornburg is a collegial process. Co-portfolio managers typically act in concert in making investment decisions for the Fund, but a co-portfolio manager may act alone in making an investment decision. Portfolio managers are assisted by other employees of Thornburg.

The following disclosure provides information about each portfolio manager’s recent business experience. Additional information about portfolio managers, including other accounts they manage, the determination of their compensation, and investments they have in the Funds they manage, is included in the Statement of Additional Information.

Government Fund

Jason Brady, CFA, a managing director of Thornburg, has been the portfolio manager of Government Fund and Income Fund and a co-portfolio manager of Income Builder Fund since February 2007 and has been a portfolio manager of Strategic Income Fund since its inception. Mr. Brady joined Thornburg as an associate portfolio manager in October 2006 and was named a managing director in January 2007. Before joining Thornburg, Mr. Brady was a portfolio manager at another mutual fund management company, where he managed taxable fixed income securities across several sectors and strategies.

Income Fund

Jason Brady (see description above under Government Fund)

Lon Erickson, CFA, a managing director of Thornburg, has been a co-portfolio manager of Income Fund since February 2010. Mr. Erickson joined Thornburg in 2007 and was named a managing director in January 2010. Before joining Thornburg, Mr. Erickson worked for nearly 11 years as an analyst for

THORNBURG INVESTMENT MANAGEMENT

State Farm Insurance in both the Equity and Corporate Bond departments.

Strategic Income Fund

Jason Brady (see description above under Government Fund)

Value Fund

Connor Browne, CFA, a managing director of Thornburg, has been a co-portfolio manager of Value Fund since February 2006. Mr. Browne joined Thornburg Investment Management in August of 2001 as an associate portfolio manager and was named a managing director in 2005. His responsibilities also include portfolio management, research, and analysis of companies for investment by other Thornburg equity Funds.

Edward Maran, CFA, a managing director of Thornburg, has been a co-portfolio manager of Value Fund since February 2006. Mr. Maran joined Thornburg as an associate portfolio manager in 2002 and was named a managing director in 2004. His responsibilities also include portfolio management, research, and analysis of companies for investment by other Thornburg equity Funds.

Effective April 1, 2014, Connor Browne will continue as portfolio manager of Value Fund. Mr. Maran will continue to support the Fund, but will shift his focus.

International Value Fund

William V. Fries, CFA, a managing director of Thornburg, has been one of the persons primarily responsible for the portfolio management of International Value Fund since its inception in 1998. Mr. Fries was also one of the persons primarily responsible for the portfolio management of Value Fund from its inception in 1995 through 2009. Before joining Thornburg in May 1995, Mr. Fries managed equity mutual funds for 16 years with another mutual fund management company.

Lei Wang, CFA, a managing director of Thornburg, has been a co-portfolio manager of International Value Fund since February 2006. Mr. Wang joined Thornburg Investment Management in 2004 as an associate portfolio manager and was named a managing director in 2005. His responsibilities also include portfolio management, research, and analysis of companies for investment by other Thornburg equity Funds.

Wendy Trevisani, a managing director of Thornburg, has been a co-portfolio manager of International Value Fund since February 2006. Mrs. Trevisani joined Thornburg Investment Management as an associate portfolio manager in 1999, and was named a managing director in 2003. Her responsibilities also include portfolio management, research, and analysis of companies for investment by other Thornburg equity Funds.

Effective April 1, 2014, Lei Wang and William V. Fries will continue as co-portfolio managers of International Value Fund. Mrs. Trevisani will continue to support the Fund, but will shift her portfolio management focus to institutional accounts.

Growth Fund

Tim Cunningham, CFA, a managing director of Thornburg, has served as a co-portfolio manager of Growth Fund and International Growth Fund since February 2012. Mr. Cunningham joined Thornburg in 2007, was named a managing director in 2010, and served as an associate portfolio manager since 2009. Prior to joining Thornburg, Mr. Cunningham was a research associate at Insight Capital Research & Management. Mr. Cunningham holds an MBA from the University of Colorado and a BA in Finance from the University of Nevada.

Greg Dunn, a managing director of Thornburg, has served as a co-portfolio manager of Growth Fund and International Growth Fund since February 2012. Mr. Dunn joined Thornburg in 2002, was named a managing director in 2009, and served as an associate portfolio manager since 2008. Prior to joining Thornburg, Mr. Dunn was an investment management analyst for Smith Barney. Mr. Dunn holds an MBA from Duke University and a BS in Business with a concentration in Finance from Colorado State University.

International Growth Fund

Tim Cunningham (see description above under Growth Fund)

Greg Dunn (see description above under Growth Fund)

Income Builder Fund

Brian J. McMahon, the president of Thornburg Investment Trust and chief executive officer, president, managing director, and chief investment officer of Thornburg Investment Management, Inc., has been a co-portfolio manager of Income Builder Fund since that Fund’s inception in December 2002 and a co-portfolio manager of Global Opportunities Fund since that Fund’s inception in July 2006. Joining Thornburg in 1984, Mr. McMahon participated in organizing and managing each Fund of the Trust, and currently oversees Thornburg’s investment activities for the Funds and other clients.

Jason Brady (see description above under Government Fund)

Ben Kirby, CFA, a managing director of Thornburg, has been a co-portfolio manager of Income Builder Fund since February 2013. Mr. Kirby joined Thornburg in 2008 as an equity research analyst, and was promoted to associate portfolio manager in 2011. Mr. Kirby holds an MBA from Duke University and a BA in computer science from Fort Lewis College. Prior to graduate school, Mr. Kirby was a software engineer at Pinnacle Business Systems in Oklahoma City, Oklahoma.

THORNBURG INVESTMENT MANAGEMENT

Global Opportunities Fund

Brian J. McMahon (see description above under Income Builder Fund)

W. Vinson Walden, CFA, a managing director of Thornburg since 2004, has been a co-portfolio manager of the Global Opportunities Fund since that Fund’s inception in July 2006. Joining Thornburg in 2002, Mr. Walden served as an associate portfolio manager for Funds of the Trust. Mr. Walden was an associate portfolio manager for another investment management firm before joining Thornburg.

Developing World Fund

Lewis Kaufman, CFA, a managing director of Thornburg, has been the portfolio manager of Developing World Fund since its inception. Mr. Kaufman joined Thornburg in 2005 as an associate portfolio manager, and was named a managing director in 2006. Mr. Kaufman has served as co-portfolio manager of Thornburg’s International ADR portfolio since December 2006. Prior to joining Thornburg, Mr. Kaufman worked in Salomon Smith Barney’s equity research division, and began his career in Morgan Stanley’s private wealth management group. Mr. Kaufman holds an MBA from Duke University and a BA from Colgate University.

Trustees

The Funds are managed by Thornburg under the supervision of the Trustees. The Trust currently has eight Trustees, two of whom are considered “interested” persons of the Trust under the 1940 Act, and six of whom are not interested persons. The Trust also currently has one Emeritus Trustee. Additional information about each of the Trustees and the Emeritus Trustee appears in the Funds’ Statement of Additional Information.

Financial Highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance for the past five years (or if shorter, the period of the Fund’s operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the return that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Information for all periods through September 30, 2013 for each Fund appears in the financial statements for the Fund, which have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. Because Class R4 shares of Government Fund, Income Fund, and Strategic Income Fund first became available on February 1, 2014, and because the tables already display financial information for Class R3 and Class R5 shares of each of those Funds, the tables do not display financial information for those Funds’ Class R4 shares.

The report of PricewaterhouseCoopers LLP, together with each Fund’s financial statements, is included in each Fund’s Annual Report, which is available upon request.

THORNBURG INVESTMENT MANAGEMENT

Thornburg Limited Term U.S. Government Fund

	PER SHARE PERFORMANCE (for a share outstanding throughout the period)+
	Net Asset Value Beginning of Period		Net Realized & Unrealized Gain (Loss) on Investments
Unless Otherwise Noted, Periods are Fiscal Years Ended Sept. 30,		Net Investment Income (Loss)		Total from Investment Operations	Dividends from Net Investment Income	Dividends from Net Realized Gains	Total Dividends	Net Asset Value End of Period
Class R3 Shares
2013	$13.87	0.18	(0.38)	(0.20)	(0.30)	–	(0.30)	$13.37
2012	$13.91	0.23	0.07	0.30	(0.34)	–	(0.34)	$13.87
2011	$13.95	0.32	0.03	0.35	(0.39)	–	(0.39)	$13.91
2010	$13.79	0.38	0.80	1.18	(0.40)	(0.62)	(1.02)	$13.95
2009	$13.27	0.41	0.53	0.94	(0.42)	–	(0.42)	$13.79
Class R5 Shares
2013	$13.85	0.24	(0.39)	(0.15)	(0.34)	–	(0.34)	$13.36
2012(c)	$13.84	0.10	0.07	0.17	(0.16)	–	(0.16)	$13.85

(a) Not annualized for periods less than one year.

(b) Due to the size of net assets and fixed expenses, ratios may appear disproportionate.

(c) Effective date of this class of shares was May 1, 2012.

Thornburg Limited Term Income Fund

	PER SHARE PERFORMANCE (for a share outstanding throughout the period)+

Unless Otherwise Noted, Periods are Fiscal Years Ended Sept. 30,	Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Dividends from Net Realized Gains	Total Dividends	Net Asset Value End of Period
Class R3 Shares
2013	$13.73	0.30	(0.22)	0.08	(0.32)	(0.06)	(0.38)	$13.43
2012	$13.33	0.39	0.52	0.91	(0.42)	(0.09)	(0.51)	$13.73
2011	$13.42	0.45	(0.03)	0.42	(0.47)	(0.04)	(0.51)	$13.33
2010	$12.82	0.51	0.61	1.12	(0.52)	–	(0.52)	$13.42
2009	$11.92	0.61	0.90	1.51	(0.61)	–	(0.61)	$12.82
Class R5 Shares
2013	$13.72	0.34	(0.21)	0.13	(0.37)	(0.06)	(0.43)	$13.42
2012(b)	$13.47	0.16	0.27	0.43	(0.18)	–	(0.18)	$13.72

(a) Not annualized for periods less than one year.

(b) Effective date of this class of shares was May 1, 2012.

(c) Annualized.

Thornburg Strategic Income Fund

	PER SHARE PERFORMANCE (for a share outstanding throughout the period)+

Unless Otherwise Noted, Periods are Fiscal Years Ended Sept. 30,	Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Dividends from Net Realized Gains	Total Dividends	Net Asset Value End of Period
Class R3 Shares
2013	$12.28	0.63	0.06	0.69	(0.64)	(0.14)	(0.78)	$12.19
2012(c)	$12.03	0.30	0.25	0.55	(0.30)	—	(0.30)	$12.28
Class R5 Shares
2013	$12.25	0.70	0.03	0.73	(0.68)	(0.14)	(0.82)	$12.16
2012(c)	$12.00	0.31	0.25	0.56	(0.31)	—	(0.31)	$12.25

(a) Not annualized for periods less than one year.

(b) Due to the size of net assets and fixed expenses, ratios may appear disproportionate.

(c) Effective date of this class of shares was May 1, 2012.

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Thornburg Limited Term U.S. Government Fund

RATIOS TO AVERAGE NET ASSETS				SUPPLEMENTAL DATA
		Expenses, After
Net Investment Income (Loss) (%)	Expenses, After Expense Reductions (%)	Expense Reductions and Net of Custody Credits (%)	Expenses, Before Expense Reductions (%)	Total Return (%)(a)	Portfolio Turnover Rate (%)	Net Assets at End of Period (Thousands)

1.35	0.99	0.99	1.27	(1.47)	12.18	$ 15,350
1.69	1.00	0.99	1.29	2.19	9.89	$ 15,486
2.33	1.00	0.99	1.32	2.56	14.62	$ 12,749
2.73	0.99	0.99	1.31	4.62	16.01	$ 12,631
3.00	1.00	0.99	1.40	7.15	39.42	$ 7,625

1.83	0.67	0.67	7.28(b)	(1.09)	12.18	$ 881
1.87(d)	0.68(d)	0.67(d)	44.86(b)(d)	1.20	9.89	$ 299

(d)	Annualized.
+	Based on weighted average shares outstanding, except for Dividends from Net Investment Income and Net Realized Gains, which are actual amounts per share.

Thornburg Limited Term Income Fund

RATIOS TO AVERAGE NET ASSETS				SUPPLEMENTAL DATA
		Expenses, After
Net Investment Income (Loss) (%)	Expenses, After Expense Reductions (%)	Expense Reductions and Net of Custody Credits (%)	Expenses, Before Expense Reductions (%)	Total Return (%)	Portfolio Turnover Rate (%)	Net Assets at End of Period (Thousands)

2.22	0.99	0.99	1.14	0.59	36.66	$ 81,585
2.88	0.99	0.99	1.19	6.97	23.72	$ 73,373
3.42	0.99	0.99	1.29	3.17	24.86	$ 30,022
3.89	0.99	0.99	1.35	8.90	16.35	$ 18,767
5.08	0.99	0.99	1.48	13.13	45.31	$ 10,091

2.52	0.65	0.65	1.01	0.92	36.66	$ 8,164
2.96(c)	0.67(c)	0.67(c)	25.61(c)(d)	3.19	23.72	$ 1,322

(d)	Due to the size of net assets and fixed expenses, ratios may appear disproportionate.
+	Based on weighted average shares outstanding, except for Dividends from Net Investment Income and Net Realized Gains, which are actual amounts per share.

Thornburg Strategic Income Fund

RATIOS TO AVERAGE NET ASSETS				SUPPLEMENTAL DATA
		Expenses, After
Net Investment Income (Loss) (%)	Expenses, After Expense Reductions (%)	Expense Reductions and Net of Custody Credits (%)	Expenses, Before Expense Reductions (%)	Total Return (%)(a)	Portfolio Turnover Rate (%)	Net Assets at End of Period (Thousands)

5.19	1.25	1.25	32.64(b)	5.78	76.47	$ 171
5.93(d)	1.22(d)	1.22(d)	373.07(b)(d)	4.63	34.54	$ 11

5.68	0.99	0.99	227.33(b)	6.07	76.47	$ 11
6.22(d)	0.97(d)	0.97(d)	372.35(b)(d)	4.75	34.54	$ 11

(d)	Annualized.
+	Based on weighted average shares outstanding, except for Dividends from Net Investment Income and Net Realized Gains, which are actual amounts per share.

THORNBURG INVESTMENT MANAGEMENT

Thornburg Value Fund

	PER SHARE PERFORMANCE (for a share outstanding throughout the period)+
Unless			Net Realized
Otherwise Noted, Periods are Fiscal Years Ended Sept. 30,	Net Asset Value Beginning of Period	Net Investment Income (Loss)	& Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Dividends from Net Realized Gains	Total Dividends	Net Asset Value End of Period
Class R3 Shares
2013	$31.28	0.10	9.18	9.28	–	–	–	$40.56
2012	$27.51	(0.10)	3.87	3.77	–	–	–	$31.28
2011	$30.24	(0.06)	(2.67)	(2.73)	–	–	–	$27.51
2010	$29.48	0.17	0.76	0.93	(0.17)	–	(0.17)	$30.24
2009	$27.86	0.36	1.66	2.02	(0.40)	–	(0.40)	$29.48
Class R4 Shares
2013	$31.50	0.13	9.26	9.39	–	–	–	$40.89
2012	$27.68	(0.07)	3.89	3.82	–	–	–	$31.50
2011	$30.39	(0.02)	(2.69)	(2.71)	–	–	–	$27.68
2010	$29.62	0.19	0.78	0.97	(0.20)	–	(0.20)	$30.39
2009	$27.99	0.39	1.67	2.06	(0.43)	–	(0.43)	$29.62
Class R5 Shares
2013	$32.19	0.22	9.48	9.70	–	–	–	$41.89
2012	$28.22	–(b)	3.98	3.98	(0.01)	–	(0.01)	$32.19
2011	$30.92	0.07	(2.76)	(2.69)	(0.01)	–	(0.01)	$28.22
2010	$30.13	0.28	0.79	1.07	(0.28)	–	(0.28)	$30.92
2009	$28.45	0.46	1.71	2.17	(0.49)	–	(0.49)	$30.13

(a)	Not annualized for periods less than one year.
(b)	Net Investment Income (Loss) was less than $0.01 per share.
(c)	Net Investment Income (Loss) was less than 0.01% per share.
+	Based on weighted average shares outstanding, except for Dividends from Net Investment Income and Net Realized Gains, which are actual amounts per share.

THORNBURG INVESTMENT MANAGEMENT

Thornburg Value Fund

RATIOS TO AVERAGE NET ASSETS				SUPPLEMENTAL DATA

Net Investment Income (Loss) (%)	Expenses, After Expense Reductions (%)	Expenses, After Expense Reductions and Net of Custody Credits (%)	Expenses, Before Expense Reductions (%)	Total Return (%)(a)	Portfolio Turnover Rate (%)	Net Assets at End of Period (Thousands)

0.29	1.34	1.34	1.78	29.67	61.50	$80,671
(0.34)	1.35	1.35	1.66	13.70	54.16	$131,013
(0.17)	1.35	1.35	1.64	(9.03)	64.14	$169,234
0.57	1.35	1.35	1.66	3.14	72.75	$200,362
1.57	1.35	1.35	1.72	7.62	83.00	$162,231

0.39	1.25	1.25	1.67	29.81	61.50	$13,340
(0.24)	1.25	1.25	1.50	13.80	54.16	$45,989
(0.06)	1.25	1.25	1.47	(8.92)	64.14	$51,900
0.63	1.25	1.25	1.49	3.25	72.75	$54,461
1.65	1.25	1.25	1.54	7.74	83.00	$44,037

0.63	0.99	0.99	1.37	30.13	61.50	$47,076
–(c)	0.99	0.99	1.17	14.10	54.16	$129,995
0.20	0.98	0.99	1.09	(8.70)	64.14	$215,364
0.91	0.99	0.99	1.12	3.54	72.75	$228,768
1.93	0.98	0.98	1.18	8.05	83.00	$165,663

THORNBURG INVESTMENT MANAGEMENT

Thornburg International Value Fund

	PER SHARE PERFORMANCE (for a share outstanding throughout the period)+
Unless Otherwise Noted, Periods are Fiscal Years Ended Sept. 30,			Net Realized & Unrealized Gain (Loss) on Investments
	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Total from Investment Operations	Dividends from Net Investment Income	Dividends from Net Realized Gains	Total Dividends	Net Asset Value End of Period
Class R3 Shares
2013	$26.11	0.20	4.02	4.22	(0.19)	–	(0.19)	$30.14
2012	$23.17	0.24	2.95	3.19	(0.25)	–	(0.25)	$26.11
2011	$26.04	0.24	(2.89)	(2.65)	(0.22)	–	(0.22)	$23.17
2010	$23.96	0.15	2.07	2.22	(0.14)	–	(0.14)	$26.04
2009	$23.73	0.20	0.23	0.43	(0.20)	–	(0.20)	$23.96
Class R4 Shares
2013	$25.96	0.25	4.01	4.26	(0.24)	–	(0.24)	$29.98
2012	$23.04	0.29	2.93	3.22	(0.30)	–	(0.30)	$25.96
2011	$25.90	0.31	(2.89)	(2.58)	(0.28)	–	(0.28)	$23.04
2010	$23.82	0.21	2.05	2.26	(0.18)	–	(0.18)	$25.90
2009	$23.60	0.26	0.21	0.47	(0.25)	–	(0.25)	$23.82
Class R5 Shares
2013	$26.61	0.34	4.10	4.44	(0.34)	–	(0.34)	$30.71
2012	$23.61	0.37	3.00	3.37	(0.37)	–	(0.37)	$26.61
2011	$26.53	0.40	(2.98)	(2.58)	(0.34)	–	(0.34)	$23.61
2010	$24.38	0.28	2.11	2.39	(0.24)	–	(0.24)	$26.53
2009	$24.14	0.30	0.23	0.53	(0.29)	–	(0.29)	$24.38
Class R6 Shares
2013	$26.62	0.46	4.05	4.51	(0.43)	–	(0.43)	$30.70
2012(b)	$27.14	0.15	(0.38)	(0.23)	(0.29)	–	(0.29)	$26.62

(a)	Not annualized for periods less than one year.
(b)	Effective date of this class of shares was May 1, 2012.
(c)	Annualized.
+	Based on weighted average shares outstanding, except for Dividends from Net Investment Income and Net Realized Gains, which are actual amounts per share.

THORNBURG INVESTMENT MANAGEMENT

Thornburg International Value Fund

RATIOS TO AVERAGE NET ASSETS				SUPPLEMENTAL DATA

Net Investment Income (Loss) (%)	Expenses, After Expense Reductions (%)	Expenses, After Expense Reductions and Net of Custody Credits (%)	Expenses, Before Expense Reductions (%)	Total Return (%)(a)	Portfolio Turnover Rate (%)	Net Assets at End of Period (Thousands)

0.71	1.45	1.45	1.57	16.23	34.67	$ 1,152,795
0.95	1.45	1.45	1.60	13.82	17.86	$ 1,323,765
0.86	1.45	1.45	1.58	(10.27)	20.78	$ 1,270,000
0.61	1.45	1.45	1.63	9.30	22.26	$ 1,311,041
1.02	1.45	1.45	1.64	1.96	32.76	$ 1,042,248

0.91	1.25	1.25	1.38	16.49	34.67	$ 1,342,883
1.16	1.25	1.25	1.45	14.05	17.86	$ 1,495,958
1.12	1.25	1.25	1.41	(10.11)	20.78	$ 1,296,493
0.85	1.25	1.25	1.49	9.53	22.26	$ 872,122
1.29	1.25	1.25	1.50	2.16	32.76	$ 522,363

1.20	0.96	0.96	1.00	16.80	34.67	$ 4,376,567
1.44	0.99	0.99	1.06	14.33	17.86	$ 4,512,144
1.39	0.99	0.99	1.04	(9.88)	20.78	$ 3,709,978
1.11	0.99	0.99	1.08	9.86	22.26	$ 2,462,021
1.51	0.99	0.99	1.08	2.40	32.76	$ 1,414,122

1.59	0.74	0.74	0.74	17.07	34.67	$ 1,345,680
1.35(c)	0.76(c)	0.76(c)	0.76(c)	(0.77)	17.86	$ 478,078

THORNBURG INVESTMENT MANAGEMENT

Thornburg Core Growth Fund

	PER SHARE PERFORMANCE (for a share outstanding throughout the period)+
Unless Otherwise Noted, Periods are Fiscal Years Ended Sept. 30,	Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Dividends from Net Realized Gains	Total Dividends
								Net Asset Value End of Period
Class R3 Shares
2013	$19.11	(0.22)	5.44	5.22	–	–	–	$ 24.33
2012	$13.33	(0.18)	5.96	5.78	–	–	–	$ 19.11
2011	$13.82	(0.16)	(0.33)	(0.49)	–	–	–	$ 13.33
2010	$13.62	(0.15)	0.35	0.20	–	–	–	$ 13.82
2009	$13.37	(0.09)	0.34	0.25	–	–	–	$ 13.62
Class R4 Shares
2013	$19.18	(0.20)	5.46	5.26	–	–	–	$ 24.44
2012	$13.37	(0.16)	5.97	5.81	–	–	–	$ 19.18
2011	$13.84	(0.14)	(0.33)	(0.47)	–	–	–	$ 13.37
2010	$13.63	(0.14)	0.35	0.21	–	–	–	$ 13.84
2009	$13.37	(0.08)	0.34	0.26	–	–	–	$ 13.63
Class R5 Shares
2013	$19.97	(0.12)	5.71	5.59	–	–	–	$ 25.56
2012	$13.86	(0.09)	6.20	6.11	–	–	–	$ 19.97
2011	$14.30	(0.08)	(0.36)	(0.44)	–	–	–	$ 13.86
2010	$14.02	(0.08)	0.36	0.28	–	–	–	$ 14.30
2009	$13.70	(0.04)	0.36	0.32	–	–	–	$ 14.02

(a)	Not annualized for periods less than one year.
+	Based on weighted average shares outstanding, except for Dividends from Net Investment Income and Net Realized Gains, which are actual amounts per share.

THORNBURG INVESTMENT MANAGEMENT

Thornburg Core Growth Fund

RATIOS TO AVERAGE NET ASSETS				SUPPLEMENTAL DATA
	Expenses, After Expense Reductions (%)	Expenses, After Expense Reductions and Net of Custody Credits (%)		Total Return (%)(a)	Portfolio Turnover Rate (%)
Net Investment Income (Loss) (%)			Expenses, Before Expense Reductions (%)			Net Assets at End of Period (Thousands)

(1.06)	1.50	1.50	1.79	27.32	91.92	$ 95,545
(1.04)	1.50	1.50	1.80	43.36	122.93	$ 106,353
(1.01)	1.50	1.50	1.77	(3.55)	80.53	$ 109,127
(1.11)	1.50	1.50	1.79	1.47	75.06	$ 212,360
(0.84)	1.49	1.49	1.76	1.87	82.86	$ 278,576

(0.96)	1.40	1.40	1.79	27.42	91.92	$ 10,277
(0.93)	1.40	1.40	1.78	43.46	122.93	$ 9,344
(0.91)	1.40	1.40	1.76	(3.40)	80.53	$ 10,423
(1.01)	1.40	1.40	1.73	1.54	75.06	$ 24,968
(0.77)	1.40	1.40	1.83	1.94	82.86	$ 30,871

(0.55)	0.99	0.99	1.12	27.99	91.92	$ 62,146
(0.52)	0.98	0.99	1.32	44.08	122.93	$ 61,411
(0.51)	0.99	0.99	1.22	(3.08)	80.53	$ 66,901
(0.60)	0.99	0.99	1.18	2.00	75.06	$ 324,963
(0.34)	0.99	0.99	1.27	2.34	82.86	$ 323,268

THORNBURG INVESTMENT MANAGEMENT

Thornburg International Growth Fund

	PER SHARE PERFORMANCE (for a share outstanding throughout the period)+
Unless Otherwise Noted, Periods are Fiscal Years Ended Sept. 30,			Net Realized & Unrealized Gain (Loss) on Investments		Dividends from Net Investment Income
	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Total from Investment Operations		Dividends from Net Realized Gains	Total Dividends	Net Asset Value End of Period
Class R3 Shares
2013	$15.73	(0.03)	4.76	4.73	–	–	–	$20.46
2012	$13.34	(0.06)	2.45	2.39	– (b)	–	–	$15.73
2011	$12.22	0.01	1.15	1.16	(0.04)	–	(0.04)	$13.34
2010	$10.33	0.01	1.94	1.95	(0.06)	–	(0.06)	$12.22
2009	$10.36	0.08	0.06	0.14	(0.17)	–	(0.17)	$10.33
Class R4 Shares
2013	$15.70	(0.01)	4.76	4.75	–	–	. –	$20.45
2012	$13.31	(0.04)	2.46	2.42	(0.03)	–	(0.03)	$15.70
2011	$12.18	0.07	1.10	1.17	(0.04)	–	(0.04)	$13.31
2010	$10.29	0.02	1.94	1.96	(0.07)	–	(0.07)	$12.18
2009	$10.36	0.07	0.06	0.13	(0.20)	–	(0.20)	$10.29
Class R5 Shares
2013	$16.07	0.07	4.87	4.94	–	–	–	$21.01
2012	$13.58	0.02	2.50	2.52	(0.03)	–	(0.03)	$16.07
2011	$12.40	0.08	1.17	1.25	(0.07)	–	(0.07)	$13.58
2010	$10.46	(0.09)	2.12	2.03	(0.09)	–	(0.09)	$12.40
2009	$10.46	0.08	0.11	0.19	(0.19)	–	(0.19)	$10.46
Class R6 Shares
2013(d)	$17.54	0.46	3.05	3.51	–	–	–	$21.05

(a)	Not annualized for periods less than one year.
(b)	Dividends from net investment income per share were less than $(0.01).
(c)	Due to the size of net assets and fixed expenses, ratios may appear disproportionate. (d) Effective date of this class of shares was February 1, 2013.
(e)	Annualized.
+	Based on weighted average shares outstanding, except for Dividends from Net Investment Income and Net Realized Gains, which are actual amounts per share.

THORNBURG INVESTMENT MANAGEMENT

Thornburg International Growth Fund

RATIOS TO AVERAGE NET ASSETS					SUPPLEMENTAL DATA
		Expenses, After Expense Reductions and Net of Custody Credits (%)
Net Investment Income (Loss) (%)	Expenses, After Expense Reductions (%)		Expenses, Before Expense Reductions (%)		Total Return (%)(a)	Portfolio Turnover Rate (%)	Net Assets at End of Period (Thousands)

(0.15)	1.50	1.50	2.01		30.07	89.17	$13,982
(0.40)	1.50	1.50	2.49		17.94	95.17	$5,709
0.06	1.50	1.49	3.27		9.46	142.59	$1,925
0.07	1.50	1.50	4.34		18.98	128.86	$1,094
0.94	1.46	1.46	6.14	(c)	2.09	103.57	$748

(0.04)	1.38	1.38	1.68		30.25	89.17	$26,441
(0.29)	1.40	1.40	2.23		18.17	95.17	$9,326
0.46	1.40	1.40	32.23	(c)	9.62	142.59	$146
0.15	1.42	1.40	738.92	(c)	19.11	128.86	$3
0.82	1.40	1.40	980.09	(c)	2.10	103.57	$2

0.35	0.99	0.99	1.22		30.74	89.17	$43,209
0.13	0.99	0.99	1.29		18.56	95.17	$19,251
0.55	0.99	0.99	10.60	(c)	10.09	142.59	$393
(0.83)	0.99	0.99	17.58	(c)	19.56	128.86	$171
0.92	0.97	0.97	522.27	(c)	2.53	103.57	$9

2.21(e)	0.89(e)	0.89(e)	11.83	(c)(e)	20.01	89.17	$2,553

THORNBURG INVESTMENT MANAGEMENT

Thornburg Investment Income Builder Fund

	PER SHARE PERFORMANCE (for a share outstanding throughout the period)+
Unless Otherwise Noted, Periods are Fiscal Years Ended Sept. 30,			Net Realized & Unrealized Gain (Loss) on Investments		Dividends from Net Investment Income
	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Total from Investment Operations		Dividends from Net Realized Gains	Total Dividends	Net Asset Value End of Period
Class R3 Shares
2013	$18.89	0.97	1.28	2.25	(1.01)	–	(1.01)	$20.13
2012	$17.28	1.10	1.60	2.70	(1.09)	–	(1.09)	$18.89
2011	$18.30	1.08	(1.00)	0.08	(1.10)	–	(1.10)	$17.28
2010	$17.38	1.11	0.88	1.99	(1.07)	–	(1.07)	$18.30
2009	$16.85	1.00	0.58	1.58	(1.05)	–	(1.05)	$17.38
Class R4 Shares
2013	$18.93	0.99	1.29	2.28	(1.04)	–	(1.04)	$20.17
2012	$17.31	1.12	1.61	2.73	(1.11)	–	(1.11)	$18.93
2011	$18.34	1.15	(1.06)	0.09	(1.12)	–	(1.12)	$17.31
2010	$17.47	1.22	0.74	1.96	(1.09)	–	(1.09)	$18.34
2009	$16.94	1.01	0.59	1.60	(1.07)	–	(1.07)	$17.47
Class R5 Shares
2013	$19.01	1.07	1.30	2.37	(1.12)	–	(1.12)	$20.26
2012	$17.40	1.21	1.58	2.79	(1.18)	–	(1.18)	$19.01
2011	$18.42	1.18	(1.00)	0.18	(1.20)	–	(1.20)	$17.40
2010	$17.50	1.36	0.74	2.10	(1.18)	–	(1.18)	$18.42
2009	$16.98	1.04	0.61	1.65	(1.13)	–	(1.13)	$17.50

(a)	Not annualized for periods less than one year.
(b)	Due to the size of net assets and fixed expenses, ratios may appear disproportionate.
+	Based on weighted average shares outstanding, except for Dividends from Net Investment Income and Net Realized Gains, which are actual amounts per share.

THORNBURG INVESTMENT MANAGEMENT

Thornburg Investment Income Builder Fund

RATIOS TO AVERAGE NET ASSETS					SUPPLEMENTAL DATA
		Expenses, After Expense Reductions and Net of Custody Credits (%)
Net Investment Income (Loss) (%)	Expenses, After Expense Reductions (%)		Expenses, Before Expense Reductions (%)		Total Return(%)(a)	Portfolio Turnover Rate (%)	Net Assets at End of Period (Thousands)

4.96	1.49	1.49	1.70		12.23	46.14	$61,334
6.05	1.50	1.50	1.59		15.94	40.96	$47,023
5.67	1.50	1.50	1.58		0.13	30.34	$34,861
6.27	1.50	1.50	1.69		11.75	35.50	$23,550
6.93	1.50	1.50	1.87		10.74	63.05	$14,828

5.05	1.37	1.37	1.41		12.35	46.14	$24,906
6.14	1.39	1.39	1.53		16.10	40.96	$19,471
6.02	1.40	1.40	1.65		0.19	30.34	$10,162
6.89	1.40	1.40	3.60		11.52	35.50	$1,950
7.02	1.40	1.40	9.54	(b)	10.83	63.05	$48

5.37	0.99	0.98	1.05		12.80	46.14	$39,985
6.61	0.99	0.99	1.29		16.44	40.96	$14,914
6.16	0.99	0.99	1.51		0.68	30.34	$4,424
7.67	0.99	0.99	2.35		12.31	35.50	$3,366
7.14	0.99	0.99	9.20	(b)	11.19	63.05	$427

THORNBURG INVESTMENT MANAGEMENT

Thornburg Global Opportunities Fund

	PER SHARE PERFORMANCE (for a share outstanding throughout the period)+
Unless			Net Realized
Otherwise Noted, Periods are Fiscal Years Ended Sept. 30,	Net Asset Value Beginning of Period	Net Investment Income (Loss)	& Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Dividends from Net Realized Gains	Total Dividends	Net Asset Value End of Period
Class R3 Shares
2013	$ 15.91	0.11	3.74	3.85	(0.21)	–	(0.21)	$ 19.55
2012	$ 13.11	0.11	2.90	3.01	(0.21)	–	(0.21)	$ 15.91
2011	$ 13.93	0.18	(0.82)	(0.64)	(0.18)	–	(0.18)	$ 13.11
2010	$ 13.08	0.17	0.87	1.04	(0.19)	–	(0.19)	$ 13.93
2009	$ 13.37	0.26	0.05	0.31	(0.60)	–	(0.60)	$ 13.08
Class R4 Shares
2013	$ 15.90	0.12	3.76	3.88	(0.19)	–	(0.19)	$ 19.59
2012	$ 13.09	0.15	2.88	3.03	(0.22)	–	(0.22)	$ 15.90
2011	$ 13.90	0.19	(0.81)	(0.62)	(0.19)	–	(0.19)	$ 13.09
2010	$ 13.04	0.19	0.84	1.03	(0.17)	–	(0.17)	$ 13.90
2009	$ 13.38	0.40	(0.08)	0.32	(0.66)	–	(0.66)	$ 13.04
Class R5 Shares
2013	$ 16.07	0.18	3.82	4.00	(0.31)	–	(0.31)	$ 19.76
2012	$ 13.21	0.21	2.90	3.11	(0.25)	–	(0.25)	$ 16.07
2011	$ 14.02	0.29	(0.86)	(0.57)	(0.24)	–	(0.24)	$ 13.21
2010	$ 13.15	0.34	0.76	1.10	(0.23)	–	(0.23)	$ 14.02
2009	$ 13.46	0.53	(0.15)	0.38	(0.69)	–	(0.69)	$ 13.15

(a)	Not annualized for periods less than one year.
(b)	Due to the size of net assets and fixed expenses, ratios may appear disproportionate.
+	Based on weighted average shares outstanding, except for Dividends from Net Investment Income and Net Realized Gains, which are actual amounts per share.

Thornburg Developing World Fund

	PER SHARE PERFORMANCE (for a share outstanding throughout the period)+
Unless			Net Realized
Otherwise Noted, Periods are Fiscal Years Ended Sept. 30,	Net Asset Value Beginning of Period	Net Investment Income (Loss)	& Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Dividends from Net Realized Gains	Total Dividends	Net Asset Value End of Period
Class R5 Shares
2013(c)	$ 17.49	0.08	0.47	0.55	–	–	–	$ 18.04
Class R6 Shares
2013(c)	$ 17.51	0.04	0.53	0.57	–	–	–	$ 18.08

(a)	Not annualized for periods less than one year.
(b)	Annualized.
(c)	Effective date of this class of shares was February 1, 2013.
(d)	Due to the size of net assets and fixed expenses, ratios may appear disproportionate.
+	Based on weighted average shares outstanding, except for Dividends from Net Investment Income and Net Realized Gains, which are actual amounts per share.

THORNBURG INVESTMENT MANAGEMENT

Thornburg Global Opportunities Fund

RATIOS TO AVERAGE NET ASSETS					SUPPLEMENTAL DATA
		Expenses, After
Net Investment Income (Loss) (%)	Expenses, After Expense Reductions (%)	Expense Reductions and Net of Custody Credits (%)	Expenses, Before Expense Reductions (%)		Total Return (%)(a)	Portfolio Turnover Rate (%)	Net Assets at End of Period (Thousands)

0.60	1.49	1.49	3.41		24.37	66.12	$1,653
0.75	1.50	1.50	9.01	(b)	23.22	66.07	$894
1.12	1.49	1.49	14.23	(b)	(4.77)	70.33	$75
1.28	1.46	1.46	32.05	(b)	7.97	66.27	$151
2.57	1.50	1.49	116.95	(b)	3.61	103.02	$20

0.68	1.40	1.40	2.76		24.57	66.12	$2,161
1.05	1.40	1.40	3.72		23.36	66.07	$1,329
1.23	1.40	1.40	3.16		(4.66)	70.33	$900
1.38	1.40	1.40	3.29		7.96	66.27	$1,345
3.19	1.40	1.40	14.73	(b)	3.73	103.02	$1,244

1.03	0.99	0.99	1.15		25.13	66.12	$49,023
1.44	0.99	0.99	1.15		23.80	66.07	$50,327
1.84	0.99	0.99	1.24		(4.29)	70.33	$32,223
2.46	0.99	0.99	1.64		8.41	66.27	$16,380
4.36	0.97	0.97	239.11	(b)	4.25	103.02	$86

Thornburg Developing World Fund

RATIOS TO AVERAGE NET ASSETS							SUPPLEMENTAL DATA
			Expenses, After
Net Investment Income (Loss) (%)	Expenses, After Expense Reductions (%)		Expense Reductions and Net of Custody Credits (%)		Expenses, Before Expense Reductions (%)		Total Return (%)(a)	Portfolio Turnover Rate (%)	Net Assets at End of Period (Thousands)

0.47(b)	1.07	(b)	1.07	(b)	17.45	(b)(d)	3.14	61.67	$697

0.20(b)	0.98	(b)	0.98	(b)	1.99	(b)	3.26	61.67	$14,422

THORNBURG INVESTMENT MANAGEMENT

Additional Information

Reports to Shareholders

Shareholders will receive annual reports of the Funds containing financial statements audited by the Funds’ independent registered public accounting firm, and also will receive unaudited semi-annual reports. In addition, each shareholder will receive an account statement no less often than quarterly.

Investment Advisor

Thornburg Investment Management® , Inc.

2300 North Ridgetop Road

Santa Fe, New Mexico 87506

Distributor

Thornburg Securities Corporation®

2300 North Ridgetop Road

Santa Fe, New Mexico 87506

Custodian

State Street Bank & Trust Co.

2 Avenue De Lafayette

Boston, Massachusetts 02111

Transfer Agent

Boston Financial Data Services

Post Office Box 219017

Kansas City, Missouri 64121-9017

General Counsel

Legal matters in connection with the issuance of shares of the Funds are passed upon by Thompson, Hickey, Cunningham, Clow, April & Dolan, P.A., 460 St. Michael’s Drive, Suite 1000, Santa Fe, New Mexico 87505.

Additional information about the Funds’ investments is available in the Funds’ Annual and Semiannual Reports to Shareholders. In each Fund’s Annual Report you will find a discussion of the market conditions and investment strategies which significantly affected the Fund’s performance during its last fiscal year or fiscal period. The Funds’ Statement of Additional Information (SAI) also includes additional information about each Fund. The Funds’ SAI and the Funds’ Annual and Semiannual Reports are available without charge upon request. Shareholders may make inquiries about the Funds, and investors may request copies of the SAI, Annual and Semiannual Reports, and obtain other Fund information, by contacting Thornburg Securities Corporation at 2300 North Ridgetop Road, Santa Fe, New Mexico 87506 or by phone at (800) 847-0200. The Funds’ current Statement of Additional Information and Annual and Semiannual Reports to Shareholders also may be obtained on the Thornburg Website at www.thornburg.com. The Funds’ current SAI is incorporated in this Prospectus by reference (legally forms a part of this Prospectus).

Information about the Funds (including the SAI) may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the Funds are also available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov and copies of information may be obtained, upon payment of a duplicating fee, by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520, or by contacting the Commission by e-mail at publicinfo@ sec.gov.

No dealer, sales representative or any other person has been authorized to give any information or to make any representation inconsistent with what is contained in this Prospectus and, if given or made, the information or representation must not be relied upon as having been authorized by any Fund or Thornburg Securities Corporation. This Prospectus constitutes an offer to sell securities of the Funds only in those states where the Funds’ shares have been registered or otherwise qualified for sale. The Funds will not accept applications from persons residing in states where the Funds’ shares are not registered or qualified for sale.

Thornburg Securities Corporation, Distributor

2300 North Ridgetop Road

Santa Fe, New Mexico 87506

(800) 847-0200

www.thornburg.com

Each Fund is a separate series of Thornburg Investment Trust, which files its registration statements and certain other information with the Commission under Investment Company Act of 1940 file number 811-05201.

TH364